UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Michigan Quality Fund, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

January 31, 2025
2025 Semi-Annual Report (Unaudited)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
BlackRock New York Municipal Income Trust (BNY)
BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview For the Reporting Period Ended January 31, 2025

Municipal Market Conditions
Volatility was heightened across fixed income markets as the Federal Reserve (“Fed”) began to ease monetary policy and the contentious election cycle ended in a Republican sweep. While front-end interest rates fell, intermediate and long-end rates surprisingly rose amid stronger than expected economic growth and fiscal deficit concerns. Municipal bonds started the year slow but rebounded as seasonals turned increasingly positive in the summer. Weakness in the fourth quarter eroded most of the gains, before a volatile but virtually flat January ended the period. The Bloomberg Municipal Bond Index returned 2.08% as high yield bonds, barbell yield curve strategies, and the Puerto Rico, IDR/PCR, and housing sectors performed best. On a relative basis, the asset class outperformed versus duration matched Treasuries.
Bloomberg Municipal Bond Index(a)
Total Returns as of January 31, 2025
6	months:	1.05%
12	months:	2.08%
During the 12-months ended January 31, 2025, municipal bond funds experienced net inflows totaling $27 billion (based on data from the Investment Company Institute), concentrated in long-term and high yield funds. At the same time, the market absorbed $494 billion in issuance, a 35% year-over-year increase, boosted by increased borrowing needs on the back of deferred maintenance and elevated inflation as well as a pull forward of supply ahead of the election.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2024, to January 31, 2025, yields on AAA-rated 30-year municipal bonds increased by 45 basis points (bps) from 3.52% to 3.97%, ten-year yields increased by 59 bps from 2.38% to 2.97%, five-year yields increased by 41 bps from 2.36% to 2.77%, and two-year yields increased by 3 bps from 2.64% to 2.67% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 42 bps to a slope of 130 bps, lagging the 63 bps of steepening experienced by the Treasury curve.
Despite a slight cheapening of the asset class during the period, relative valuations remain historically rich and should continue to limit interest from crossover investors.
Financial Conditions of Municipal Issuers
Most municipal issuers are stable, as tax receipts and spending have normalized since the COVID era. With reserves at record highs, debt service burdens near 50-year lows, and pension funding levels dramatically improving, states are well positioned to weather an economic slowdown or significant targeted changes to federal spending or tax policy. Local governments and suburban school districts that primarily rely on property tax revenues typically fare well during a slowdown. However, affordability is becoming a concern as the rapid appreciation of home values drives property taxes and homeowner insurance costs higher. Large cities have adjusted to declining commercial real estate values, but changes to federal immigration policy will create near-term budgetary pressure. We view changes in federal tax and spending policy as the largest risk to the sector since federal funds represent, on average, 35% of state budgets. States with higher poverty rates and limited own-source revenue rely more on federal aid, making it difficult to enact dramatic across-the-board cuts to large non-discretionary programs such as Medicaid.
We continue to favor revenue-sector issuers over state and local governments since they are typically lower-rated and offer additional yield. Most municipal revenue sector borrowers are highly defensive, as they are monopolistic providers of essential services that can raise user fees to cover operations. In the investment-grade sector, we prefer single-A and triple-B bonds. We also favor prepaid gas and housing bonds that offer attractive yields, high quality, and good liquidity.
The opinions expressed are those of BlackRock as of January 31, 2025 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a) The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Fund had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Fund’s leverage if it deems such action to be appropriate. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Fund’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Fund’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.
To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares” or “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Investment Objective
BlackRock MuniHoldings New Jersey Quality Fund, Inc.’s (MUJ) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New Jersey personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from U.S federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New Jersey personal income taxes. The municipal obligations in which the Fund primarily invests are either rated investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	MUJ
Initial Offering Date	March 11, 1998
Yield on Closing Market Price as of January 31, 2025 ($11.38)(a)	5.69%
Tax Equivalent Yield(b)	11.74%
Current Monthly Distribution per Common Share(c)	$0.054000
Current Annualized Distribution per Common Share(c)	$0.648000
Leverage as of January 31, 2025(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.38	$ 11.57	(1.64)%	$ 12.21	$ 10.97
Net Asset Value	12.81	13.07	(1.99)	13.34	12.58
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.68%	2.18%	0.17%	2.63%
Fund at Market Price(a)(b)	1.03	3.80	(0.19)	2.40
New Jersey Customized Reference Benchmark(c)	1.45	2.77	1.40	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New Jersey Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New Jersey Exempt Total Return Index Unhedged (90%) and the New Jersey
Bloomberg Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New Jersey Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Holdings in the tax-backed local, tax-backed state, and transportation sectors were the leading contributors to absolute performance. The housing sector detracted, primarily as a result of its larger weighting in bonds with lower-coupon structures. In terms of rating categories, A rated issues were the top contributors due to their high portfolio weighting, followed by BBBs and AAs. No rating category detracted. Longer-term bonds with maturities of 10 to 25 years benefited performance due to their higher yields, while issues with maturities of 25 years and longer hurt results. Positions in premium coupon bonds contributed positively.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
State	32.1%
Transportation	18.8
County/City/Special District/School District	14.2
Education	14.2
Health	7.1
Tobacco	5.3
Utilities	4.5
Housing	2.9
Corporate	0.9

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	22.9%
2026	6.0
2027	8.3
2028	21.7
2029	5.6

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	5.6%
AA/Aa	37.6
A	37.4
BBB/Baa	11.5
BB/Ba	1.4
B	0.2
N/R(e)	6.3

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.5% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
Investment Objective
BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade (as rated or, if unrated, considered to be of comparable quality at the time of investment by the Fund’s investment adviser) New York municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Fund. At all times, except during temporary defensive periods, the Fund invests at least 65% of its assets in New York Municipal Bonds. The Fund invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of January 31, 2025 ($10.38)(a)	5.95%
Tax Equivalent Yield(b)	12.32%
Current Monthly Distribution per Common Share(c)	$0.051500
Current Annualized Distribution per Common Share(c)	$0.618000
Leverage as of January 31, 2025(d)	41%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.38	$ 10.77	(3.62)%	$ 11.18	$ 10.23
Net Asset Value	11.69	12.10	(3.39)	12.39	11.42
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	(0.73)%	0.72%	(0.90)%	2.00%
Fund at Market Price(a)(b)	(0.97)	3.01	(1.48)	1.46
New York Customized Reference Benchmark(c)	0.98	2.35	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Holdings in Puerto Rico and some lower-rated transportation issues outperformed, as did the Fund’s position in the corporate-backed sector. On the other hand, holdings in longer-duration investment-grade issues detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk was also a modest detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	31.6%
County/City/Special District/School District	14.4
State	12.3
Utilities	11.7
Education	8.8
Housing	7.6
Corporate	7.1
Health	5.4
Tobacco	1.1

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	8.8%
2026	2.1
2027	9.8
2028	8.2
2029	1.4

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	6.7%
AA/Aa	60.1
A	17.6
BBB/Baa	9.6
BB/Ba	0.5
B	0.3
N/R(e)	5.2

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.3% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Investment Objective
BlackRock MuniYield Michigan Quality Fund, Inc.’s (MIY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Michigan income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Michigan income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	MIY
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2025 ($11.70)(a)	5.59%
Tax Equivalent Yield(b)	10.17%
Current Monthly Distribution per Common Share(c)	$0.054500
Current Annualized Distribution per Common Share(c)	$0.654000
Leverage as of January 31, 2025(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 45.05%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.70	$ 11.61	0.78%	$ 12.09	$ 11.09
Net Asset Value	12.74	13.08	(2.60)	13.38	12.51
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	0.01%	1.77%	(0.07)%	2.56%
Fund at Market Price(a)(b)	3.47	8.26	0.04	2.81
Michigan Customized Reference Benchmark(c)	1.13	2.55	0.94	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Michigan Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: Michigan Exempt Total Return Index Unhedged (90%) and the Michigan Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Michigan Customized Reference Benchmark commenced on September 30, 2016..

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
In this environment, the Fund’s holdings in longer-maturity bonds generally experienced the weakest returns. However, positions in shorter-term issues contributed positively. The Fund’s use of leverage detracted from results given the weakness in municipal bond prices.
At the sector level, housing, transportation, and utilities issues made the largest contributions to absolute returns. On the other hand, the tobacco sector was the most notable detractor. Positions in certain high-yield bonds contributed to results, as investors generally favored lower-quality issues.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	25.5%
State	15.7
Education	14.5
Health	12.0
Utilities	10.9
Transportation	7.4
Housing	6.4
Corporate	5.9
Tobacco	1.7

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	10.3%
2026	7.2
2027	2.3
2028	14.6
2029	12.5

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	1.3%
AA/Aa	69.5
A	20.0
BBB/Baa	2.2
N/R(e)	7.0

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.7% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniYield New York Quality Fund, Inc. (MYN)
Investment Objective
BlackRock MuniYield New York Quality Fund, Inc.’s (MYN) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	MYN
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2025 ($10.10)(a)	6.08%
Tax Equivalent Yield(b)	12.59%
Current Monthly Distribution per Common Share(c)	$0.051200
Current Annualized Distribution per Common Share(c)	$0.614400
Leverage as of January 31, 2025(d)	38%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.10	$ 10.58	(4.54)%	$ 10.82	$ 10.01
Net Asset Value	11.32	11.73	(3.50)	12.00	11.07
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	(0.75)%	0.85%	(0.72)%	2.09%
Fund at Market Price(a)(b)	(1.82)	4.14	(1.06)	1.63
New York Customized Reference Benchmark(c)	0.98	2.35	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniYield New York Quality Fund, Inc. (MYN)
Holdings in Puerto Rico and some lower-rated transportation issues outperformed, as did the Fund’s position in the corporate-backed sector. On the other hand, holdings in longer-duration investment-grade issues detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk was also a modest detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	28.6%
County/City/Special District/School District	17.1
State	12.8
Utilities	12.5
Education	9.3
Housing	7.1
Corporate	6.0
Health	5.3
Tobacco	1.3

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	7.7%
2026	2.2
2027	8.4
2028	7.7
2029	1.1

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	6.6%
AA/Aa	61.3
A	16.4
BBB/Baa	8.8
BB/Ba	0.7
B	0.3
N/R(e)	5.9

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.3% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Investment Objective
BlackRock MuniYield Pennsylvania Quality Fund’s (MPA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Pennsylvania income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	MPA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2025 ($11.83)(a)	6.69%
Tax Equivalent Yield(b)	11.92%
Current Monthly Distribution per Common Share(c)	$0.066000
Current Annualized Distribution per Common Share(c)	$0.792000
Leverage as of January 31, 2025(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 43.87%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.83	$ 12.35	(4.21)%	$ 12.60	$ 11.33
Net Asset Value	12.81	13.04	(1.76)	13.37	12.55
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	1.47%	3.16%	(0.36)%	2.39%
Fund at Market Price(a)(b)	(1.06)	6.06	0.23	2.45
Pennsylvania Customized Reference Benchmark(c)	1.67	3.47	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Pennsylvania Customized Reference Benchmark is comprised of the Bloomberg Pennsylvania Total Return Index Unhedged (90%) and the Pennsylvania Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Pennsylvania Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)
At the sector level, housing made the largest contribution to Fund performance. A distressed bond in the sector that had been previously marked down below its intrinsic value experienced a significant price improvement. The tax-backed state, school districts, and transportation sectors also contributed, but to a lesser extent. In terms of credit tiers, non-rated bonds made the largest contribution, followed by those rated A, BBB, and AA, respectively. Holdings in longer-term issues helped performance as a group thanks to their higher yields. Positions in premium-coupon bonds also added value.
On the other hand, holdings in the healthcare and education sectors detracted from absolute performance. Zero-coupon bonds also experienced negative returns.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Health	21.6%
Education	18.6
Transportation	16.4
County/City/Special District/School District	13.0
Utilities	8.9
Housing	8.4
State	8.4
Tobacco	3.9
Corporate	0.8

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	12.4%
2026	7.8
2027	9.3
2028	14.4
2029	3.7

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	0.8%
AA/Aa	50.3
A	25.8
BBB/Baa	9.9
BB/Ba	1.8
B	0.9
N/R(e)	10.5

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.1% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock New York Municipal Income Trust (BNY)
Investment Objective
BlackRock New York Municipal Income Trust’s (BNY) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. The Fund invests at least 80% of its assets in municipal bonds that are investment grade quality, or are considered by the Fund’s investment adviser to be of comparable quality, at the time of investment. The Fund may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BNY
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2025 ($10.36)(a)	5.91%
Tax Equivalent Yield(b)	12.24%
Current Monthly Distribution per Common Share(c)	$0.051000
Current Annualized Distribution per Common Share(c)	$0.612000
Leverage as of January 31, 2025(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 51.7%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.36	$ 10.71	(3.27)%	$ 11.07	$ 10.13
Net Asset Value	11.63	12.05	(3.49)	12.35	11.36
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	(0.83)%	0.51%	(1.02)%	1.74%
Fund at Market Price(a)(b)	(0.61)	3.47	(2.09)	0.98
New York Customized Reference Benchmark(c)	0.98	2.35	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The New York Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: New York Exempt Total Return Index Unhedged (90%) and the New York Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The New York Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock New York Municipal Income Trust (BNY)
Holdings in Puerto Rico and some lower-rated transportation issues outperformed, as did the Fund’s position in the corporate-backed sector. On the other hand, holdings in longer-duration investment-grade issues detracted. (Duration is a measure of interest rate sensitivity.) The Fund’s strategy of using U.S. Treasury futures to manage interest rate risk was also a modest detractor.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	28.3%
Utilities	16.0
County/City/Special District/School District	15.0
State	9.2
Education	8.9
Housing	8.5
Health	6.5
Corporate	5.5
Tobacco	2.1

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	9.8%
2026	3.2
2027	5.5
2028	7.1
2029	4.0

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	5.9%
AA/Aa	56.5
A	18.4
BBB/Baa	10.3
BB/Ba	0.7
B	0.9
N/R(e)	7.3

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.6% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Fund Summary as of January 31, 2025

BlackRock Virginia Municipal Bond Trust (BHV)
Investment Objective
BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Fund”) investment objective is to provide current income exempt from regular U.S. federal income tax and Virginia personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and Virginia personal income taxes. The Fund invests, under normal market conditions, at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality at the time of investment by the Fund’s investment adviser. The Fund may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Fund’s investment objective will be achieved.
Fund Information
Symbol on New York Stock Exchange	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of January 31, 2025 ($10.94)(a)	5.65%
Tax Equivalent Yield(b)	10.57%
Current Monthly Distribution per Common Share(c)	$0.051500
Current Annualized Distribution per Common Share(c)	$0.618000
Leverage as of January 31, 2025(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 46.55%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.94	$ 11.11	(1.53)%	$ 11.59	$ 10.84
Net Asset Value	12.15	12.48	(2.64)	12.78	11.92
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Fund at NAV(a)(b)	(0.15)%	1.95%	(1.41)%	1.05%
Fund at Market Price(a)(b)	1.00	6.36	(4.48)	(0.08)
Virginia Customized Reference Benchmark(c)	1.02	2.64	1.00	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Fund’s use of leverage, if any.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Virginia Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: Virginia Exempt Total Return Index Unhedged (90%) and the Virginia Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The Virginia Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Fund is presenting the performance of one or more indices for informational purposes only. The Fund is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance.
More information about the Fund’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Fund’s absolute performance based on NAV:
Returns across sectors were broadly positive, as Virginia bonds remained in strong demand due to low issuance and their high overall quality. Holdings in non-rated, higher yielding tobacco issues were the largest contributors to absolute performance. Positions in toll roads and healthcare also performed well, as demand for yield was robust throughout the period. In terms of rating tiers, A and BBB rated bonds were the leading contributors. Returns were broadly positive across the yield curve, with the best results coming from bonds with maturities of 20 years and longer. The Fund’s use of leverage also contributed positively by increasing portfolio income. On the other hand, the Fund’s use of U.S. Treasury futures to manage interest rate risk was a small detractor.
Fund Summary

Fund Summary as of January 31, 2025(continued)

BlackRock Virginia Municipal Bond Trust (BHV)
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Fund’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Housing	15.0%
County/City/Special District/School District	14.8
Health	14.1
State	13.6
Transportation	12.1
Utilities	9.7
Tobacco	7.9
Corporate	7.1
Education	5.7

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	11.3%
2026	10.7
2027	9.5
2028	6.6
2029	3.5

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	12.4%
AA/Aa	48.7
A	12.2
BBB/Baa	6.8
B	4.6
N/R(e)	15.3

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 2.5% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$920	$ 947,672
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	104,017
New Jersey — 136.9%
Corporate — 1.4%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,731,644
Series B, AMT, 5.63%, 11/15/30	6,900	6,906,488
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	1,000	894,191
		9,532,323
County/City/Special District/School District — 22.4%
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGC), 5.00%, 11/01/43	680	725,977
Series B, (AGC), 5.00%, 11/01/44	755	801,449
Casino Reinvestment Development Authority, Inc., Refunding RB, Series A, (AGC), 5.00%, 11/01/42	1,345	1,444,037
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(c)	2,425	2,499,900
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	3,565	3,605,667
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	6,150	4,211,514
(AGM), 2.25%, 08/15/46	6,150	4,041,550
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,377,234
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,093,646
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	267,323
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,248,869
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,478,356
Ewing Township Board of Education, GO
4.00%, 07/15/38	2,660	2,685,710
4.00%, 07/15/39	2,320	2,336,096
Hudson County Improvement Authority, RB
5.00%, 05/01/46	5,655	5,692,489
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(d)	1,000	756,336
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,497,909
Monroe Township Board of Education/Middlesex County, Refunding GO, 5.00%, 03/01/25(c)	1,750	1,752,776
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	6,305	6,809,175
Series A, (NPFGC), 5.25%, 07/01/25(e)	950	958,890
Series A, (NPFGC), 5.25%, 07/01/26(e)	1,415	1,461,386
Series B, 6.50%, 04/01/31	3,355	3,458,550
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,710,680
3.50%, 04/01/42	3,030	2,718,676
AMT, 3.00%, 08/01/41	19,020	15,691,203
AMT, 3.00%, 08/01/43	23,960	19,093,311
Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	$2,887	$ 2,977,130
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,196,954
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	945	1,039,196
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	35,845	35,913,232
		152,545,221
Education — 22.2%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,192,250
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	780	830,041
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	1,985	1,996,715
(BAM), 5.00%, 07/01/49	5,400	5,640,084
(BAM), 5.00%, 07/01/54	5,500	5,716,408
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	3,125	3,304,334
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,300	4,310,124
Series A, 5.00%, 07/01/27(b)	210	209,996
Series A, 5.13%, 11/01/29(b)	135	135,564
Series A, 5.00%, 01/01/35	2,000	1,980,564
Series A, 5.25%, 07/01/37(b)	1,030	1,015,906
Series A, 5.00%, 07/01/38	350	350,612
Series A, 6.25%, 11/01/38(b)	440	454,395
Series A, 5.38%, 07/01/47(b)	1,685	1,600,593
Series A, 5.00%, 12/01/48	4,475	4,548,061
Series A, 5.00%, 06/15/49(b)	1,700	1,618,341
Series A, 5.00%, 01/01/50	1,235	1,155,974
Series A, 5.00%, 07/01/50	905	861,728
Series A, 6.50%, 11/01/52(b)	2,490	2,567,132
Series A, 5.25%, 11/01/54(b)	4,040	3,580,313
Series WW, 5.00%, 06/15/25(c)	8,615	8,682,450
Series WW, 5.25%, 06/15/25(c)	8,755	8,831,459
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,393,245
(AGM), 5.00%, 06/01/42	810	820,427
Series A, 4.25%, 09/01/27(b)	135	133,885
Series A, 5.63%, 08/01/34(b)	630	630,163
Series A, 5.00%, 09/01/37(b)	805	797,115
Series A, 5.88%, 08/01/44(b)	1,070	1,070,165
Series A, 6.00%, 08/01/49(b)	555	555,103
Series A, 5.13%, 09/01/52(b)	1,700	1,625,887
New Jersey Educational Facilities Authority, RB
Series B, 5.25%, 03/01/54	27,970	30,929,064
Series C, (AGM), 3.25%, 07/01/49	1,060	876,181
New Jersey Educational Facilities Authority, Refunding RB
Series A, 4.00%, 07/01/47	2,100	1,935,990
Series D, 5.00%, 07/01/38	1,000	1,000,809
Series D, 5.00%, 07/01/43	600	600,230
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	1,575	1,560,966
Series B, AMT, 4.25%, 12/01/45	3,970	3,952,539
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,823,337
Series C, AMT, Subordinate, 5.00%, 12/01/53	985	974,419
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series C, AMT, Subordinate, 5.25%, 12/01/54	$1,825	$ 1,852,901
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.00%, 12/01/32	4,635	4,296,621
Series B, AMT, 4.00%, 12/01/41	2,550	2,441,947
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,513,202
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	18,833,470
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/40	3,000	3,014,306
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	700	662,550
Series A, 5.00%, 01/01/60	500	471,238
		151,348,804
Health — 11.2%
Middlesex County Improvement Authority, RB, (AMBAC), 5.50%, 09/01/30	365	365,247
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,251,166
5.00%, 01/01/39	1,980	1,965,854
5.00%, 01/01/49	1,500	1,440,740
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,039,291
2.38%, 07/01/46	3,735	2,431,612
4.00%, 07/01/47	5,555	5,264,010
3.00%, 07/01/51	18,100	13,949,863
4.00%, 07/01/51	10,000	9,451,930
Series B, 1.30%, 02/03/25(a)	10,450	10,450,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,823,984
5.00%, 07/01/29	715	715,993
5.00%, 07/01/34	2,190	2,233,737
4.00%, 07/01/41	3,000	2,999,941
Series A, 4.00%, 07/01/43	3,500	3,429,973
Series A, 5.00%, 07/01/43	2,100	2,125,701
Series A, 5.25%, 07/01/49	5,940	6,472,958
Series A, 4.13%, 07/01/54	4,120	3,945,147
Series A, 5.25%, 07/01/54	2,970	3,226,744
		76,583,891
Housing — 4.6%
New Jersey Housing & Mortgage Finance Agency, RB
5.25%, 12/20/65	2,055	2,112,261
Series A, (AGM), 5.00%, 05/01/27	1,200	1,201,179
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, Sustainability Bonds, (HUD SECT 8), 4.35%, 05/01/45	395	379,267
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	470	450,729
Series A, Sustainability Bonds, (HUD SECT 8), 4.55%, 05/01/55	1,100	1,053,463
Series A, Sustainability Bonds, (HUD SECT 8), 4.60%, 05/01/60	785	749,507
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 05/01/45	785	753,295
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing (continued)
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	$750	$ 715,948
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.55%, 05/01/55	1,570	1,500,086
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.60%, 05/01/60	920	870,466
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,087,328
Series K, Sustainability Bonds, 4.70%, 10/01/50	2,180	2,146,714
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	860	590,583
Series A, 4.00%, 11/01/48	675	594,693
Series A, (HUD SECT 8), 2.55%, 11/01/50	780	506,402
Series A, 4.10%, 11/01/53	400	356,062
Series A, (HUD SECT 8), 2.63%, 11/01/56	780	484,527
Series D, AMT, 4.25%, 11/01/37	2,940	2,842,264
Series D, AMT, 4.35%, 11/01/42	1,000	928,388
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	1,150	800,628
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	1,150	765,112
Series A, Sustainability Bonds, (HUD SECT 8), 2.75%, 11/01/56	1,150	737,573
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,295	5,062,577
Series E, 2.40%, 10/01/45	1,885	1,317,760
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,002,255
		31,009,067
State — 43.6%
Garden State Preservation Trust, RB(d)
Series B, (AGM), 0.00%, 11/01/25	10,000	9,783,588
Series B, (AGM), 0.00%, 11/01/26	6,000	5,691,643
Series B, (AGM), 0.00%, 11/01/27	4,000	3,668,290
Series B, (AGM), 0.00%, 11/01/28	4,540	4,016,412
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	10,690	11,060,967
4.00%, 11/01/44	4,715	4,536,023
4.00%, 06/15/49	5,310	5,076,317
Series A, (NPFGC), 5.25%, 07/01/25	7,915	7,970,854
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,234,216
Series A, 5.00%, 06/15/42	2,000	2,049,747
Series B, 5.00%, 06/15/35	3,750	3,967,713
Series B, 5.00%, 06/15/43	3,470	3,588,447
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,929,842
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,061,994
Sub-Series A, 4.00%, 07/01/32	5,000	4,917,157
Sub-Series A, 5.00%, 07/01/33	5,050	5,148,481
Sub-Series A, 4.00%, 07/01/34	9,420	9,134,030
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,712,953
Series A, 5.00%, 09/01/32	4,000	4,006,235
Series A, 5.00%, 09/01/33	5,370	5,378,667
Series A, 5.25%, 09/01/53	2,445	2,612,970

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	$785	$ 847,087
5.25%, 06/15/46	385	414,972
4.50%, 06/15/49	2,985	2,990,129
Series AA, 5.25%, 06/15/34	1,305	1,312,147
Series AA, 4.00%, 06/15/36	2,565	2,605,149
Series AA, 5.25%, 06/15/41	5,000	5,026,538
Series AA, 4.00%, 06/15/45	13,625	13,132,710
Series AA, 5.00%, 06/15/45	5,000	5,245,267
Series AA, 4.00%, 06/15/50	10,535	9,904,652
Series BB, 4.00%, 06/15/44	5,100	4,907,478
Series BB, 4.00%, 06/15/50	9,100	8,559,927
Series BB, 5.25%, 06/15/50	19,575	21,069,172
Series C, (AGM), 0.00%, 12/15/32(d)	14,050	10,717,664
Series C, (AMBAC), 0.00%, 12/15/35(d)	8,300	5,435,154
Series C, (AMBAC), 0.00%, 12/15/36(d)	7,210	4,511,266
Series CC, 5.25%, 06/15/50	8,290	8,969,682
Series CC, 5.25%, 06/15/55	6,900	7,414,943
Series S, 5.00%, 06/15/33	2,450	2,601,392
Series S, Class BB, 5.00%, 06/15/36	3,750	4,112,092
Series S, Class BB, 4.00%, 06/15/37	1,550	1,577,783
Series S, Class BB, 4.00%, 06/15/40	6,000	5,997,350
Series S, Class BB, 4.00%, 06/15/50	8,290	7,829,583
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	6,000	3,932,351
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,798,408
Series A, 4.00%, 06/15/35	1,605	1,646,134
Series A, 4.00%, 06/15/36	3,695	3,775,271
Series A, 5.25%, 06/15/41	4,000	4,439,575
Series AA, 4.25%, 06/15/44	6,170	6,218,370
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,212,769
Series B, AMT, 5.00%, 01/01/42	12,870	13,033,004
State of New Jersey, GO, 5.00%, 06/01/38	5,085	5,447,801
		297,232,366
Tobacco — 8.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,861,078
Series A, 5.00%, 06/01/46	5,000	5,042,760
Series A, 5.25%, 06/01/46	6,500	6,618,495
Sub-Series B, 5.00%, 06/01/46	40,035	40,153,503
		56,675,836
Transportation — 17.8%
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	7,800	8,413,229
Class A, 5.00%, 11/01/52	1,000	1,048,118
AMT, (AGM), 5.00%, 01/01/31	1,000	1,003,082
AMT, 5.13%, 01/01/34	2,290	2,292,796
AMT, 5.38%, 01/01/43	23,510	23,551,434
AMT, 5.63%, 01/01/52	1,000	1,001,706
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,363,758
AMT, 5.00%, 10/01/47	5,000	5,043,611
New Jersey Transportation Trust Fund Authority, RB
4.50%, 12/15/28(c)	1,615	1,714,751
5.25%, 12/15/32(c)	405	472,896
Series A, 5.00%, 06/15/30	4,250	4,343,403
Security	Par (000)	Value
Transportation (continued)
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	$2,500	$ 2,574,294
Series A, 4.00%, 01/01/42	4,000	4,010,444
Series A, 4.00%, 01/01/51	11,790	11,376,038
Series B, 5.25%, 01/01/49	5,980	6,574,214
Series B, 5.25%, 01/01/54	2,400	2,629,842
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,347,209
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	542,966
Series A, (AGM), 5.25%, 01/01/30	4,000	4,425,273
Series A, 4.00%, 01/01/39	7,175	7,317,208
Series C, 5.00%, 01/01/43	3,500	3,839,784
Series D-2, (AGM), 5.25%, 01/01/26	9,330	9,536,638
South Jersey Transportation Authority, RB
(BAM), 5.25%, 11/01/52	700	742,018
Series A, (AGC-CR), 4.00%, 11/01/50	4,260	3,999,721
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,900,260
		121,064,693
Utilities — 5.4%
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,766,961
Series J, (AGM), 3.00%, 12/01/41	2,110	1,789,115
Series J, (AGM), 3.00%, 12/01/42	2,155	1,798,932
Series J, (AGM), 3.00%, 12/01/43	2,205	1,811,502
Series J, (AGM), 3.00%, 12/01/44	2,255	1,822,291
Series J, (AGM), 3.00%, 12/01/45	2,305	1,837,696
Rahway Valley Sewerage Authority, RB(d)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,892,961
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,829,253
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,201,661
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,723,502
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,628,170
		37,102,044
Total Municipal Bonds in New Jersey		933,094,245
New York — 7.6%
Transportation — 7.6%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,007,977
AMT, 5.00%, 11/01/30	2,000	2,130,016
AMT, 5.00%, 11/01/33	1,030	1,086,694
AMT, 4.00%, 11/01/37	1,715	1,699,965
AMT, 4.00%, 09/01/38	1,085	1,068,503
Series 218, AMT, 5.00%, 11/01/32	3,105	3,275,081
Series 218, AMT, 4.00%, 11/01/47	835	763,284
Series 221, AMT, 4.00%, 07/15/40	1,500	1,446,743
Series 221, AMT, 4.00%, 07/15/45	1,975	1,841,121
Series 221, AMT, 4.00%, 07/15/50	4,415	3,979,102
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	2,720	2,839,903
AMT, 5.00%, 01/15/52	18,855	19,490,938
Series 206, AMT, 5.00%, 11/15/47	1,500	1,526,988
Series 223, AMT, 4.00%, 07/15/41	2,530	2,475,017
Series 238, AMT, 5.00%, 07/15/39	1,670	1,798,052
Total Municipal Bonds in New York		51,429,384
Pennsylvania — 3.0%
Transportation — 3.0%
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	2,460	2,523,355
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission, RB (continued)
5.00%, 07/01/47	$5,625	$ 5,734,305
Delaware River Port Authority, RB
5.00%, 01/01/37	7,330	7,334,981
5.00%, 01/01/40	5,000	5,004,342
Total Municipal Bonds in Pennsylvania		20,596,983
Puerto Rico — 4.7%
State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,878	2,814,267
Series A-1, Restructured, 5.00%, 07/01/58	18,427	18,370,474
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,864,973
Series A-2, Restructured, 4.33%, 07/01/40	3,484	3,451,006
Series B-1, Restructured, 4.75%, 07/01/53	333	325,579
Series B-2, Restructured, 4.78%, 07/01/58	618	606,213
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	11,032	3,615,963
Total Municipal Bonds in Puerto Rico		32,048,475
Wisconsin — 1.2%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(b)	785	739,460
Transportation — 1.1%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	3,600	3,794,391
Series A, AMT, Senior Lien, 5.75%, 07/01/49	3,500	3,737,001
		7,531,392
Total Municipal Bonds in Wisconsin		8,270,852
Total Municipal Bonds — 153.6% (Cost: $1,052,791,944)		1,046,491,628
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New Jersey — 4.0%
State — 2.3%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	14,740	15,836,531
Utilities — 1.7%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41(a)	11,685	11,698,721
Total Municipal Bonds in New Jersey		27,535,252
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.0% (Cost: $26,702,545)		27,535,252
Total Long-Term Investments — 157.6% (Cost: $1,079,494,489)		1,074,026,880

Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(g)(h)	35,897,926	$ 35,901,516
Total Short-Term Securities — 5.3% (Cost: $35,901,366)		35,901,516
Total Investments — 162.9% (Cost: $1,115,395,855)		1,109,928,396
Other Assets Less Liabilities — 0.7%		4,954,859
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.5)%		(17,006,144)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (61.1)%		(416,424,771)
Net Assets Applicable to Common Shares — 100.0%		$ 681,452,340

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 52,245,008	$ —	$ (16,343,491)(a)	$ —	$ (1)	$ 35,901,516	35,897,926	$ 455,988	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,046,491,628	$ —	$ 1,046,491,628
Municipal Bonds Transferred to Tender Option Bond Trusts	—	27,535,252	—	27,535,252
Short-Term Securities
Money Market Funds	35,901,516	—	—	35,901,516
	$35,901,516	$1,074,026,880	$—	$1,109,928,396
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(16,899,999)	$—	$(16,899,999)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)
	$—	$(433,999,999)	$—	$(433,999,999)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.0%
Corporate — 2.4%
Black Belt Energy Gas District, RB, Series D, 5.00%, 03/01/55(a)	$5,495	$ 5,862,566
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,185	1,278,175
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	1,155	1,224,523
		8,365,264
Utilities — 1.6%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	5,515	5,780,707
Total Municipal Bonds in Alabama		14,145,971
California(a) — 1.4%
Corporate — 1.3%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	615	649,776
Series G, Sustainability Bonds, 5.00%, 11/01/55	3,720	3,916,485
		4,566,261
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	450	463,535
Total Municipal Bonds in California		5,029,796
Georgia — 1.5%
Corporate — 1.5%
Main Street Natural Gas, Inc., RB, Series E, 5.00%, 05/01/55(a)	5,000	5,294,266
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	580	607,900
Kentucky — 0.3%
Corporate — 0.3%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	1,075	1,141,881
Nevada — 0.1%
Transportation — 0.1%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	104,017
New York — 151.1%
Corporate — 5.3%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	830	976,515
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,500	6,318,824
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	740	752,869
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,370	1,357,450
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	2,215	2,374,411
Security	Par (000)	Value
Corporate (continued)
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	$2,165	$ 2,258,644
AMT, 5.00%, 10/01/40	3,080	3,172,710
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,465	1,364,954
		18,576,377
County/City/Special District/School District — 23.8%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	665	743,637
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,290	1,434,770
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,565	1,730,722
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,495	1,621,803
City of New York, GO
Series A, 5.00%, 08/01/51	1,325	1,396,369
Series A-1, 4.00%, 09/01/46	1,975	1,896,121
Series A-1, 5.00%, 08/01/47	2,410	2,529,111
Series B, 5.25%, 10/01/47	4,605	4,958,609
Series C, 5.25%, 03/01/53	1,705	1,836,897
Series D, 5.25%, 04/01/54	5,040	5,438,915
Series F-1, 5.00%, 04/01/45	4,950	5,071,572
Series F-1, 4.00%, 03/01/47	2,270	2,149,225
Sub Series C-1, 4.00%, 09/01/52	855	797,077
Sub-Series D-1, 5.50%, 05/01/46	1,140	1,251,894
Sub-Series E-1, 4.00%, 04/01/45	2,155	2,081,430
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,735	2,648,592
Series B, (AGM), 5.00%, 07/01/49	2,000	2,055,247
County of Nassau New York, Refunding GOL, Series B, (AGM), 5.00%, 04/01/40	1,795	1,916,037
New York City Industrial Development Agency, RB, (AGC), 0.00%, 03/01/39(c)	1,380	738,110
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	3,600	3,459,985
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	3,440	3,607,174
Series B-1, 5.00%, 08/01/45	6,575	6,693,628
Sub-Series E-1, 5.00%, 02/01/43	1,645	1,673,939
Series F-1, Subordinate, 5.00%, 02/01/44	355	377,843
New York City Transitional Finance Authority, RB
Series D, 5.50%, 05/01/52	1,670	1,857,649
Series F-1, 5.25%, 02/01/53	2,035	2,190,674
Series B, Subordinate, 5.25%, 05/01/50	2,745	2,964,049
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,185	927,832
Series B, Sub Lien, 0.00%, 11/15/47	5,600	1,756,710
Series B, Sub Lien, 0.00%, 11/15/48	2,665	760,279
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55	2,485	534,072
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	3,315	677,191
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	5,075	5,076,585
Series 1, 3.00%, 02/15/42	925	780,660
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,460	1,099,806
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,300	1,184,400
Series A, 5.25%, 05/15/52	3,315	3,547,936

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB (continued)
Series A, 4.13%, 05/15/53	$1,705	$ 1,620,222
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,000	1,011,966
		84,098,738
Education — 14.5%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	740	343,360
4.00%, 07/01/51	765	354,960
Build NYC Resource Corp., RB, 5.00%, 09/01/59(b)	1,325	1,253,157
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	660	643,464
Series A, 5.00%, 06/01/43	450	450,247
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	750	750,558
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	570	587,403
5.00%, 07/01/52	1,365	1,432,879
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,655	1,573,635
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,290	2,422,617
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	350	350,119
Series A, 4.00%, 07/01/50	12,085	11,485,782
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	3,500	4,138,421
Series A, 5.00%, 07/01/46	410	417,174
Series A, Sustainability Bonds, 5.00%, 07/01/48	500	526,469
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,030	1,034,111
Series A, 5.00%, 07/01/46	2,645	2,665,268
Series A, 5.00%, 07/01/48	5,600	5,619,270
Series A, 4.00%, 07/01/49	360	331,121
Series A, 5.50%, 07/01/54	3,310	3,687,311
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,490	1,605,895
5.00%, 12/01/39	2,650	2,840,995
4.00%, 12/01/47	1,350	1,289,511
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	5,050	5,104,936
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	450	476,311
		51,384,974
Health — 8.8%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,400	2,479,993
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,250	1,203,261
Class A, 5.50%, 07/01/47	765	722,571
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,325	1,354,607
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	500	463,515
Series A, 5.00%, 12/01/37	1,180	1,179,999
Security	Par (000)	Value
Health (continued)
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	$1,150	$ 1,105,793
4.00%, 12/01/39	475	451,887
4.00%, 12/01/46	4,595	4,074,325
New York State Dormitory Authority, RB
(AGC), 5.50%, 10/01/54	2,485	2,721,298
Series A, 4.00%, 07/01/50	895	847,321
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	380	326,128
4.25%, 05/01/52	3,645	3,559,987
5.00%, 05/01/52	4,875	5,056,172
Series 1, 4.00%, 07/01/47	2,660	2,487,569
Series A, 4.00%, 05/01/54	1,705	1,579,686
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	460	460,555
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	510	515,697
5.00%, 07/01/56	570	561,753
		31,152,117
Housing — 12.5%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	5,265	5,281,724
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	225	228,353
Series A, Sustainability Bonds, 4.75%, 11/01/48	365	365,774
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	2,650	2,667,185
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	685	688,669
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	1,045	1,052,138
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,025	1,030,368
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,160	1,147,755
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 11/01/44	415	408,865
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	647,269
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,160	1,138,604
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	825	814,240
Series E-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.20%, 11/01/42	920	897,138
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,880	1,897,983
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	3,660	3,717,364
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	5,185	5,215,750
Series F-1A, Sustainability Bonds, 5.00%, 11/01/59	1,265	1,306,290
Series G, Sustainability Bonds, 4.75%, 11/01/48	1,650	1,670,065
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	2,970	2,908,586
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	550	550,094
Series B-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.85%, 11/01/48	1,310	1,326,432
Series C-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.65%, 11/01/48	515	516,794
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
New York State Housing Finance Agency, RB, M/F Housing (continued)
Series C-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.75%, 11/01/53	$370	$ 371,151
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,410	3,459,772
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,055	1,077,505
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	3,760	3,705,527
		44,091,395
State — 16.4%
Empire State Development Corp., RB
Series A, 4.00%, 03/15/45	5,265	5,147,665
Series A, 5.00%, 03/15/46	3,320	3,558,266
Series A, 5.00%, 03/15/50	3,775	4,019,340
Empire State Development Corp., Refunding RB, 4.00%, 03/15/46	4,090	3,944,348
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	1,660	1,718,910
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,425	3,587,484
Series A, 5.00%, 03/15/40	3,700	3,801,231
Series A, 5.00%, 03/15/44	5,225	5,363,466
Series A, 5.00%, 03/15/45	2,700	2,767,159
Series A, 5.00%, 03/15/56	705	743,406
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,190	1,257,089
Series B, 5.00%, 03/15/51	4,115	4,385,394
Series D, 5.00%, 02/15/48	1,755	1,828,148
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 06/15/54	1,655	1,736,072
New York State Thruway Authority, Refunding RB
Series A, 5.00%, 03/15/46	8,230	8,774,781
Series A, 5.00%, 03/15/48	5,000	5,305,967
		57,938,726
Tobacco — 1.9%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	1,875	1,844,700
5.00%, 06/01/48	680	657,911
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	260	241,819
Series A-2B, 5.00%, 06/01/51	1,015	906,002
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,500	1,500,296
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,680	1,463,626
		6,614,354
Transportation — 50.5%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,565	1,585,195
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	3,760	3,846,507
Series A, (AGM), 4.00%, 02/15/47	2,425	2,324,088
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB
Series A, 5.00%, 11/15/48	$3,485	$ 3,676,607
Series A, 5.00%, 11/15/49	1,895	1,995,220
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	3,305	3,375,441
Metropolitan Transportation Authority, RB
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,590	1,473,457
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,720	2,496,039
Metropolitan Transportation Authority, Refunding RB
Series B, 5.25%, 11/15/55	1,920	1,922,452
Sub-Series C-1, 5.00%, 11/15/34	1,845	1,862,857
Series A, Sustainability Bonds, 5.25%, 11/15/49	3,410	3,668,334
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,760	1,632,151
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	3,765	3,859,232
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	1,500	1,568,398
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,409,837
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	570	572,040
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/36	1,400	1,416,477
Series A, Junior Lien, 5.00%, 01/01/41	2,480	2,500,007
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	2,645	2,483,126
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,660	1,762,527
AMT, 5.00%, 12/01/35	3,405	3,606,134
AMT, 5.00%, 12/01/36	1,720	1,814,027
AMT, 5.00%, 12/01/41	450	465,550
Series A, AMT, 5.00%, 07/01/41	1,655	1,634,359
Series A, AMT, 5.00%, 07/01/46	6,745	6,743,008
Series A, AMT, 5.25%, 01/01/50	8,845	8,844,453
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,510	1,318,809
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	825	883,983
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,105	3,187,401
AMT, Sustainability Bonds, 5.25%, 06/30/49	2,680	2,790,743
AMT, Sustainability Bonds, 6.00%, 06/30/54	4,240	4,569,312
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,705	1,782,840
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,705	1,789,269
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/25	2,690	2,724,216
Series B, AMT, (AGC), 0.00%, 12/31/54(f)	1,705	1,076,400
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	3,415	3,608,126
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,060	1,125,156
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,850	1,911,040
Series 221, AMT, 4.00%, 07/15/55	7,275	6,532,815
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	760	772,993
Series 244, 5.00%, 07/15/54	2,470	2,638,808
AMT, 5.00%, 10/15/34	1,660	1,692,569
Series 177, AMT, 4.00%, 01/15/43	285	263,634
Series 223, AMT, 5.00%, 07/15/56	825	845,988
Series 231, AMT, 5.50%, 08/01/47	3,190	3,455,249
Series 234, AMT, 5.50%, 08/01/52	1,330	1,423,591

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB
Series 226, AMT, 5.00%, 10/15/39	$3,105	$ 3,307,525
Series 242, AMT, 5.00%, 12/01/39	680	733,624
Series 242, AMT, 5.00%, 12/01/53	1,610	1,658,252
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	3,735	3,998,495
Series A, 5.50%, 11/15/57	660	722,380
Series A, 5.50%, 12/01/59	4,120	4,536,718
Series A-1, 4.00%, 11/15/54	3,410	3,225,462
Sub-Series B-1, 5.00%, 11/15/48	1,530	1,635,557
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/46	4,760	4,902,465
Series A-1, 5.00%, 05/15/51	1,460	1,524,728
Series B, 5.00%, 11/15/37	8,225	8,514,652
Series C, 5.00%, 05/15/47	3,925	4,164,346
Series C, 4.13%, 05/15/52	7,080	6,790,304
Series C, 5.25%, 05/15/52	4,650	4,967,906
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	1,530	1,653,736
Series C, Sustainability Bonds, 5.25%, 11/15/42	615	690,060
Triborough Bridge & Tunnel Authority, Refunding RB, CAB(c)
Series B, 0.00%, 11/15/28	3,215	2,876,849
Series B, 0.00%, 11/15/32	7,670	5,846,981
		178,680,505
Utilities — 17.4%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	4,645	4,787,307
5.00%, 09/01/47	450	459,444
Series E, Sustainability Bonds, 5.00%, 09/01/48	625	665,392
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,335	2,466,896
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	750	764,827
New York City Municipal Water Finance Authority, RB
Series DD, 5.00%, 06/15/47	2,250	2,286,548
Series GG, 5.00%, 06/15/48	1,330	1,389,113
Sub-Series CC-1, 5.25%, 06/15/54	3,415	3,702,249
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	5,860	6,405,521
Series DD, 4.13%, 06/15/47	3,410	3,372,585
Series EE, 5.00%, 06/15/45	2,250	2,403,590
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,385	5,777,603
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	7,420	7,105,466
Series A, Sustainability Bonds, 4.00%, 11/15/55	5,505	5,176,646
Series A, Sustainability Bonds, 4.00%, 11/15/60	470	444,666
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	2,595	2,751,076
Series A, 5.25%, 06/15/53	3,410	3,730,892
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	925	838,872
Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	$2,565	$ 2,773,857
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,035	4,350,440
		61,652,990
Total Municipal Bonds in New York		534,190,176
Puerto Rico — 3.8%
State — 3.8%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,549	2,492,553
Series A-1, Restructured, 5.00%, 07/01/58	6,357	6,337,500
Series A-2, Restructured, 4.78%, 07/01/58	390	384,494
Series A-2, Restructured, 4.33%, 07/01/40	1,045	1,035,104
Series B-1, Restructured, 4.75%, 07/01/53	460	449,748
Series B-2, Restructured, 4.78%, 07/01/58	601	589,537
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	6,358	2,083,964
Total Municipal Bonds in Puerto Rico		13,372,900
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,280	3,527,409
Total Municipal Bonds — 163.4% (Cost: $569,100,633)		577,414,316
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 1.3%
Transportation — 1.3%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	4,500	4,603,532
Total Municipal Bonds in New York		4,603,532
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 1.3% (Cost: $4,529,820)		4,603,532
Total Long-Term Investments — 164.7% (Cost: $573,630,453)		582,017,848

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(h)(i)	10,355,259	$ 10,356,294
Total Short-Term Securities — 2.9% (Cost: $10,356,294)		10,356,294
Total Investments — 167.6% (Cost: $583,986,747)		592,374,142
Other Assets Less Liabilities — 1.8%		6,790,175
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.6)%		(2,283,157)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (68.8)%		(243,353,959)
Net Assets Applicable to Common Shares — 100.0%		$ 353,527,201

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 6,514,268	$ 3,842,026 (a)	$ —	$ —	$ —	$ 10,356,294	10,355,259	$ 111,546	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	125	03/20/25	$ 13,623	$ (127,131)
U.S. Long Bond	119	03/20/25	13,570	(239,725)
5-Year U.S. Treasury Note	82	03/31/25	8,736	(57,124)
				$ (423,980)

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 423,980	$ —	$ 423,980

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,537,351)	$ —	$ (1,537,351)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 511,026	$ —	$ 511,026
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$17,964,484
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 577,414,316	$ —	$ 577,414,316
Municipal Bonds Transferred to Tender Option Bond Trusts	—	4,603,532	—	4,603,532
Short-Term Securities
Money Market Funds	10,356,294	—	—	10,356,294
	$10,356,294	$582,017,848	$—	$592,374,142
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (423,980)	$ —	$ —	$ (423,980)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(2,250,000)	$—	$(2,250,000)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)
	$—	$(245,850,000)	$—	$(245,850,000)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama(a) — 2.4%
Corporate — 2.4%
Black Belt Energy Gas District, RB
Series B, 5.00%, 10/01/55	$3,000	$ 3,165,661
Series D, 5.00%, 03/01/55	2,880	3,072,646
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49	2,500	2,650,483
Total Municipal Bonds in Alabama		8,888,790
California(a) — 4.3%
Corporate — 4.2%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	10,720	11,326,175
Series G, Sustainability Bonds, 5.00%, 11/01/55	3,750	3,948,069
		15,274,244
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	450	463,535
Total Municipal Bonds in California		15,737,779
Kentucky — 2.1%
Corporate — 2.1%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	7,315	7,770,105
Michigan — 145.6%
County/City/Special District/School District — 40.9%
Belding Area Schools, GO, (Q-SBLF), 5.25%, 05/01/48	1,620	1,729,487
Berkley School District, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	7,475	7,852,105
Bloomfield Hills School District, GO, 5.00%, 05/01/48	1,250	1,324,704
Byron Center Public Schools, GO, Series II, (Q-SBLF), 5.25%, 05/01/53	5,000	5,316,932
Cedar Springs Public School District, GO
Series II, (Q-SBLF), 5.00%, 05/01/46	1,100	1,164,932
Series II, (Q-SBLF), 4.50%, 05/01/49	1,950	1,966,700
Chippewa Valley Schools, GO, (Q-SBLF), 5.00%, 05/01/43	4,275	4,455,394
City of Lansing Michigan, Refunding GO
Series B, (AGM), 4.00%, 06/01/43	2,000	1,939,502
Series B, (AGM), 4.13%, 06/01/48	5,325	5,054,926
Clarkston Community Schools, GO
Series I, (Q-SBLF), 5.00%, 05/01/45	8,360	8,951,776
Series I, (Q-SBLF), 5.00%, 05/01/47	4,500	4,787,174
Coopersville Area Public Schools, GO
Series I, (Q-SBLF), 4.00%, 05/01/48	295	279,919
Series I, (Q-SBLF), 4.13%, 05/01/52	600	570,658
County of Kalamazoo Michigan, GOL, 4.13%, 05/01/47	1,375	1,342,619
Farmington Public School District, Refunding GO
(AGM), 5.00%, 05/01/34	1,500	1,504,986
(AGM), 5.00%, 05/01/35	1,000	1,003,137
Grand Ledge Public Schools, GO, (Q-SBLF), 5.00%, 05/01/44	1,585	1,647,377
Grand Rapids Public Schools, GO, (AGM), 5.00%, 05/01/49	4,150	4,412,986
Gull Lake Community School District, GO, Series I, (Q- SBLF), 5.00%, 05/01/48	4,000	4,086,426
Holly Area School District, GO, Series I, (Q-SBLF), 5.25%, 05/01/48	8,235	8,798,520
Hudsonville Public Schools, Refunding GO
(Q-SBLF), 5.00%, 05/01/46	2,500	2,647,572
Security	Par (000)	Value
County/City/Special District/School District (continued)
Hudsonville Public Schools, Refunding GO (continued)
(Q-SBLF), 5.00%, 05/01/49	$2,375	$ 2,494,799
Karegnondi Water Authority, Refunding RB
5.00%, 11/01/41	4,950	5,029,213
5.00%, 11/01/45	3,000	3,034,866
Kentwood Public Schools, GO
5.00%, 05/01/41	1,120	1,137,072
Series II, (AGM), 5.00%, 05/01/46	3,000	3,178,018
Series II, (AGM), 5.00%, 05/01/49	5,000	5,260,607
L’Anse Creuse Public Schools, GO, Series I, (Q-SBLF), 05/01/49(c)	3,500	3,721,200
Michigan Finance Authority, RB, 2nd Lien, (BAM-TCRS), 4.00%, 11/01/50	1,500	1,413,456
Novi Community School District, GO
Series I, 5.00%, 05/01/44	1,175	1,227,607
Series II, 4.00%, 05/01/43	1,320	1,291,580
Okemos Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/49	2,750	2,924,214
Rockford Public Schools, GO, Series II, (Q-SBLF), 5.00%, 05/01/46	1,505	1,593,837
Southfield Public Schools, GO, (Q-SBLF), 5.00%, 05/01/49	1,740	1,840,220
Three Rivers Community Schools, GO
Series II, (Q-SBLF), 4.13%, 05/01/46	2,000	1,973,011
Series II, (Q-SBLF), 4.25%, 05/01/49	7,000	6,918,620
Trenton Public Schools School District, GO, (Q-SBLF), 5.00%, 05/01/48	5,000	5,092,155
Troy School District, GO
(Q-SBLF), 5.00%, 05/01/47	6,445	6,807,716
(Q-SBLF), 5.00%, 05/01/52	5,710	5,970,694
Walled Lake Consolidated School District, GO
(Q-SBLF), 5.00%, 05/01/45	2,300	2,408,574
(Q-SBLF), 5.00%, 05/01/47	1,000	1,057,153
(Q-SBLF), 5.00%, 05/01/49	2,500	2,629,006
Wayne-Westland Community Schools, GO
(Q-SBLF), 5.00%, 11/01/44	2,360	2,512,289
(Q-SBLF), 4.50%, 11/01/46	5,250	5,332,414
West Ottawa Public Schools, GO, (AGM), 4.00%, 11/01/46	1,730	1,666,852
Williamston Community Schools School District, GO
(Q-SBLF), 5.00%, 05/01/46	1,085	1,165,184
(Q-SBLF), 5.00%, 05/01/51	2,250	2,380,651
		150,898,840
Education — 23.3%
Eastern Michigan University, RB, Series A, (AGM), 4.00%, 03/01/44	5,000	4,711,512
Ferris State University, Refunding RB, Series A, (AGC), 10/01/49(c)	2,000	2,124,178
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,643,539
Lake Superior State University, RB, (AGM), 5.00%, 01/15/48	3,750	3,790,509
Michigan Finance Authority, Refunding RB
5.00%, 02/01/33	830	846,881
4.00%, 12/01/33	785	726,326
5.00%, 12/01/36	1,550	1,549,978
5.00%, 12/01/40	2,900	2,756,576
5.00%, 12/01/45	4,400	4,144,317
4.00%, 09/01/50	1,550	1,396,041
Michigan State University, Refunding RB
Series A, 5.25%, 08/15/46	3,200	3,544,171
Series A, 5.00%, 08/15/49	2,500	2,668,119
Series B, 4.00%, 02/15/44	4,000	3,938,697
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Michigan State University, Refunding RB (continued)
Series B, 5.00%, 02/15/44	$3,820	$ 3,975,665
Series B, 5.00%, 02/15/48	6,160	6,352,272
Series C, 4.00%, 02/15/44	4,225	4,159,690
Michigan Technological University, RB
Series A, 5.00%, 10/01/45	1,800	1,807,600
Series A, (AGM), 5.25%, 10/01/52	1,675	1,770,330
Series C, (AGM), 5.25%, 10/01/48	2,500	2,697,675
Oakland University, RB
5.00%, 03/01/41	3,635	3,673,791
5.00%, 03/01/47	3,500	3,510,622
Wayne State University, RB, Series A, 4.00%, 11/15/48	8,385	7,892,274
Western Michigan University, RB
Series A, (AGM), 5.00%, 11/15/51	1,815	1,887,230
Series A, (AGM), 5.00%, 11/15/53	5,345	5,548,334
Western Michigan University, Refunding RB, 5.00%, 11/15/49	8,435	8,692,159
		85,808,486
Health — 19.2%
Grand Traverse County Hospital Finance Authority, RB, Series A, 5.00%, 07/01/49	2,610	2,646,884
Kentwood Economic Development Corp., Refunding RB, 4.00%, 11/15/43	750	645,594
Michigan Finance Authority, RB, 5.00%, 11/01/44	3,000	3,018,100
Michigan Finance Authority, Refunding RB
5.00%, 11/15/37	3,000	3,067,297
4.00%, 12/01/40	4,080	4,004,714
5.00%, 11/15/41	1,000	1,016,425
4.00%, 04/15/42	3,210	3,149,092
5.00%, 12/01/45	16,095	16,170,765
4.00%, 11/15/46	8,500	7,782,724
Series 2, 4.00%, 03/01/51	4,000	3,692,814
Series A, 5.00%, 12/01/42	2,250	2,299,780
Series A, 4.00%, 12/01/49	4,500	4,134,101
Series S, 5.00%, 05/15/34	1,500	1,503,936
Series S, 5.00%, 05/15/38	4,890	4,903,014
Michigan State Hospital Finance Authority, Refunding RB, 5.00%, 11/15/47	9,030	9,222,888
Michigan Strategic Fund, RB, 5.00%, 11/15/42	3,500	3,492,037
		70,750,165
Housing — 10.3%
Michigan State Housing Development Authority, RB, M/F Housing
(GNMA), 4.75%, 04/20/37	2,455	2,431,708
Series A, 4.45%, 10/01/34	1,000	1,000,177
Series A, 4.63%, 10/01/39	3,490	3,490,331
Series A, 4.30%, 10/01/40	3,320	3,320,000
Series A, 4.75%, 10/01/44	5,000	4,999,696
Series A, 5.00%, 10/01/48	7,000	7,146,322
Series A, 2.55%, 10/01/51	5,175	3,440,286
Michigan State Housing Development Authority, RB, S/F Housing
Series A, Sustainability Bonds, 6.00%, 06/01/54	5,895	6,381,639
Series D, Sustainability Bonds, 5.50%, 06/01/53	5,665	5,956,446
		38,166,605
State — 20.9%
Michigan Finance Authority, RB
Series F, 5.00%, 04/01/31	1,000	1,001,292
Series F, 5.25%, 10/01/41	8,595	8,605,030
Michigan State Building Authority, Refunding RB
4.00%, 10/15/49	7,000	6,493,692
Security	Par (000)	Value
State (continued)
Michigan State Building Authority, Refunding RB (continued)
Series I, 4.00%, 10/15/46	$2,000	$ 1,907,786
Series I, 5.00%, 10/15/47	6,000	6,334,781
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	14,000	13,632,300
AMT, 5.00%, 12/31/43	15,000	15,168,070
AMT, (AGM), 4.50%, 06/30/48	3,000	2,858,821
State of Michigan Trunk Line Revenue, RB
4.00%, 11/15/46	4,000	3,902,483
Series B, 5.00%, 11/15/45	2,830	2,987,152
State of Michigan Trunk Line Revenue, RB, BAB
5.00%, 11/15/42	3,000	3,289,242
5.25%, 11/15/49	10,000	10,898,260
		77,078,909
Tobacco — 2.7%
Michigan Finance Authority, Refunding RB
Series A, Class 1, 4.00%, 06/01/39	1,250	1,196,992
Series A, Class 1, 4.00%, 06/01/49	3,750	3,306,414
Series B-2, Class 2, 0.00%, 06/01/65(d)	50,000	5,348,700
		9,852,106
Transportation — 10.8%
Gerald R Ford International Airport Authority, ARB
AMT, (GTD), 5.00%, 01/01/51	5,435	5,598,776
AMT, (GTD), 5.00%, 01/01/54	2,000	2,065,946
Wayne County Airport Authority, ARB
Series A, 5.00%, 12/01/42	400	409,541
Series A, 5.00%, 12/01/46	5,000	5,309,575
Series A, (AGM), 5.25%, 12/01/48	3,495	3,819,059
Series D, 5.00%, 12/01/45	4,500	4,520,396
AMT, 5.00%, 12/01/48	5,000	5,075,171
Series B, AMT, 5.00%, 12/01/42	2,000	2,021,742
Wayne County Airport Authority, Refunding RB
AMT, 5.00%, 12/01/32	2,940	3,044,471
Series F, AMT, 5.00%, 12/01/34	8,000	8,048,798
		39,913,475
Utilities — 17.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series A, Senior Lien, (NPFGC), 5.00%, 07/01/34	10	10,011
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,033,706
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/47	8,000	8,649,945
Series A, Senior Lien, 5.25%, 07/01/52	2,000	2,136,517
Great Lakes Water Authority Water Supply System Revenue, RB
Series B, 2nd Lien, 5.00%, 07/01/46	3,000	3,023,702
Series B, Senior Lien, 5.25%, 07/01/48	4,250	4,632,788
Lansing Board of Water & Light, Refunding RB
Series A, 5.00%, 07/01/44	6,000	6,249,396
Series A, 5.00%, 07/01/48	19,105	19,732,071
Series A, 5.00%, 07/01/49	6,275	6,683,976
Series A, 5.25%, 07/01/54	2,500	2,696,633
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/49	8,985	9,910,502
		64,759,247
Total Municipal Bonds in Michigan		537,227,833

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	$100	$ 104,017
New York — 0.9%
Transportation — 0.9%
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	3,110	3,285,878
Puerto Rico — 4.4%
State — 4.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,061	1,169,574
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	534	522,174
Series A-1, Restructured, 5.00%, 07/01/58	1,600	1,595,092
Series A-2, Restructured, 4.78%, 07/01/58	103	101,546
Series A-2, Restructured, 4.33%, 07/01/40	277	274,377
Series B-1, Restructured, 4.75%, 07/01/53	451	440,949
Series B-1, Restructured, 5.00%, 07/01/58	7,076	7,097,595
Series B-2, Restructured, 4.33%, 07/01/40	2,534	2,505,887
Series B-2, Restructured, 4.78%, 07/01/58	597	585,614
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	5,412	1,773,893
Total Municipal Bonds in Puerto Rico		16,066,701
Texas — 0.7%
Corporate — 0.7%
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	2,540	2,703,510
Total Long-Term Investments — 160.4% (Cost: $591,668,290)		591,784,613

Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(e)(f)	8,199,763	$ 8,200,583
Total Short-Term Securities — 2.2% (Cost: $8,200,368)		8,200,583
Total Investments — 162.6% (Cost: $599,868,658)		599,985,196
Other Assets Less Liabilities — 0.2%		504,460
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (62.8)%		(231,570,461)
Net Assets Applicable to Common Shares — 100.0%		$ 368,919,195

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 16,392,727	$ —	$ (8,192,145)(a)	$ 174	$ (173)	$ 8,200,583	8,199,763	$ 176,151	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 591,784,613	$ —	$ 591,784,613
Short-Term Securities
Money Market Funds	8,200,583	—	—	8,200,583
	$8,200,583	$591,784,613	$—	$599,985,196
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(231,900,000)	$—	$(231,900,000)
	$—	$(231,900,000)	$—	$(231,900,000)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.0%
Corporate — 2.4%
Black Belt Energy Gas District, RB, Series D, 5.00%, 03/01/55(a)	$6,420	$ 6,849,440
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,920	2,070,967
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	1,345	1,425,960
		10,346,367
Utilities — 1.6%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	6,715	7,038,521
Total Municipal Bonds in Alabama		17,384,888
California(a) — 1.4%
Corporate — 1.3%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	505	533,556
Series G, Sustainability Bonds, 5.00%, 11/01/55	4,570	4,811,381
		5,344,937
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	540	556,242
Total Municipal Bonds in California		5,901,179
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	710	744,154
Kentucky — 0.3%
Corporate — 0.3%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	1,320	1,402,124
Nevada — 0.0%
Transportation — 0.0%
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	104,017
New York — 138.6%
Corporate — 4.4%
New York Liberty Development Corp., RB, 5.50%, 10/01/37	1,015	1,194,172
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	3,955	4,543,809
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	860	874,956
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,590	1,575,435
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,500	2,556,314
AMT, 5.63%, 04/01/40	2,570	2,754,960
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	2,620	2,733,324
AMT, 5.00%, 10/01/40	1,290	1,328,830
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,755	1,635,150
		19,196,950
Security	Par (000)	Value
County/City/Special District/School District — 25.4%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	$810	$ 905,783
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,585	1,762,877
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,920	2,123,314
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,835	1,990,641
City of New York, GO
Series A, 5.00%, 08/01/51	1,625	1,712,528
Series A-1, 4.00%, 09/01/46	2,285	2,193,740
Series A-1, 5.00%, 08/01/47	2,960	3,106,294
Series C, 5.25%, 03/01/53	1,980	2,133,170
Series D, 5.25%, 04/01/54	6,005	6,480,295
Series E1, 5.25%, 04/01/44	10,000	10,947,755
Series F-1, 4.00%, 03/01/47	2,730	2,584,750
Sub Series C-1, 4.00%, 09/01/52	990	922,932
Sub-Series D-1, 5.50%, 05/01/46	1,360	1,493,487
Sub-Series E-1, 4.00%, 04/01/45	2,470	2,385,676
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	3,360	3,253,847
Series A, 4.25%, 04/01/52	5,000	4,929,715
County of Nassau New York, Refunding GOL
Series A, (AGM), 4.00%, 04/01/49	4,235	4,179,820
Series B, (AGM), 5.00%, 04/01/40	2,155	2,300,312
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/39	5,000	2,674,310
(AGC), 0.00%, 03/01/43	4,330	1,822,004
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	4,395	4,224,065
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series A-1, 5.00%, 08/01/38	4,105	4,304,491
Series B-1, 5.00%, 08/01/45	4,425	4,504,837
Sub-Series E-1, 5.00%, 02/01/43	2,010	2,045,361
Series F-1, Subordinate, 5.00%, 02/01/44	430	457,669
New York City Transitional Finance Authority, RB
Series D, 5.50%, 05/01/52	2,015	2,241,414
Series F-1, 5.25%, 02/01/53	2,360	2,540,536
Series B, Subordinate, 5.25%, 05/01/50	4,120	4,448,774
New York Convention Center Development Corp., RB, CAB(c)
Series B, Sub Lien, 0.00%, 11/15/42	2,640	1,121,042
Series B, Sub Lien, 0.00%, 11/15/47	6,740	2,114,326
Series B, Sub Lien, 0.00%, 11/15/48	3,550	1,012,754
Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/56	7,275	1,486,143
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	6,110	6,111,908
Series 1, 3.00%, 02/15/42	1,110	936,792
Series A, Sustainability Bonds, 3.00%, 11/15/51	4,805	3,619,568
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Class A, 4.00%, 05/15/57	1,600	1,457,723
Series A, 5.25%, 05/15/52	4,075	4,361,339
Series A, 4.13%, 05/15/53	1,980	1,881,548
Yonkers Industrial Development Agency, Refunding RB, (SAW), 4.00%, 05/01/41	1,280	1,295,316
		110,068,856
Education — 14.6%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	880	408,320
4.00%, 07/01/51	915	424,560
Build NYC Resource Corp., RB(b)
5.00%, 09/01/59	1,530	1,447,042
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., RB(b) (continued)
Sustainability Bonds, 5.75%, 06/01/52	$1,000	$ 1,037,888
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	815	794,581
Series A, 5.00%, 06/01/43	525	525,288
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	685	705,914
5.00%, 07/01/52	1,635	1,716,305
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	2,035	1,934,954
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	2,670	2,824,623
Monroe County Industrial Development Corp., Refunding RB
Series A, 4.00%, 07/01/39	500	500,171
Series A, 4.00%, 07/01/50	14,730	13,999,634
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	4,580	5,415,419
Series A, 5.00%, 07/01/46	490	498,574
Series A, Sustainability Bonds, 5.00%, 07/01/48	580	610,704
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	1,380	1,385,507
Series A, 5.00%, 07/01/46	3,255	3,279,942
Series A, 5.00%, 07/01/48	6,900	6,923,743
Series A, 4.00%, 07/01/49	435	400,104
Series A, 5.50%, 07/01/54	4,065	4,528,375
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 12/01/38	1,835	1,977,730
5.00%, 12/01/39	3,215	3,446,717
4.00%, 12/01/47	1,650	1,576,069
Schenectady County Capital Resource Corp., Refunding RB, 5.00%, 01/01/47	6,200	6,267,446
Troy Capital Resource Corp., Refunding RB, 5.00%, 09/01/39	550	582,158
		63,211,768
Health — 8.2%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	2,950	3,048,324
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,495	1,439,100
Class A, 5.50%, 07/01/47	920	868,974
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	1,810	1,850,444
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	800	741,624
Series A, 5.00%, 12/01/32	830	830,664
Series A, 5.00%, 12/01/37	350	350,000
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/38	1,450	1,394,261
4.00%, 12/01/39	525	499,454
4.00%, 12/01/46	2,870	2,544,791
New York State Dormitory Authority, RB
(AGC), 5.50%, 10/01/54	3,045	3,334,548
Series A, 4.00%, 07/01/50	1,100	1,041,400
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/45	460	394,787
4.25%, 05/01/52	4,355	4,253,428
5.00%, 05/01/52	5,910	6,129,636
Series 1, 4.00%, 07/01/47	3,250	3,039,323
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series A, 4.00%, 05/01/54	$1,980	$ 1,834,474
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	625	625,754
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	610	616,814
5.00%, 07/01/56	680	670,162
		35,507,962
Housing — 11.0%
New York City Housing Development Corp., RB, M/F Housing
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	3,440	3,450,927
Class F-1, Sustainability Bonds, 4.60%, 11/01/42	275	279,099
Series A, Sustainability Bonds, 4.75%, 11/01/48	420	420,890
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	3,250	3,271,076
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	790	794,231
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	1,280	1,288,743
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	1,185	1,191,206
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	1,345	1,330,802
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 11/01/44	505	497,534
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	810	794,376
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	1,420	1,393,809
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	1,015	1,001,761
Series E-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.20%, 11/01/42	1,080	1,053,162
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	2,305	2,327,049
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	4,310	4,377,552
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	6,015	6,050,672
Series F-1A, Sustainability Bonds, 5.00%, 11/01/59	1,550	1,600,592
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	3,575	3,501,075
New York State Housing Finance Agency, RB, M/F Housing
Series A, 4.65%, 11/15/38	950	950,162
Series B-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.85%, 11/01/48	1,525	1,544,128
Series C-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.65%, 11/01/48	625	627,177
Series C-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.75%, 11/01/53	455	456,415
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	3,960	4,017,800
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	1,220	1,246,025
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	4,500	4,434,807
		47,901,070

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State — 13.3%
Empire State Development Corp., RB
Series A, 4.00%, 03/15/45	$6,400	$ 6,257,371
Series A, 5.00%, 03/15/46	4,070	4,362,091
Series A, 5.00%, 03/15/50	4,625	4,924,357
Empire State Development Corp., Refunding RB, 4.00%, 03/15/46	5,500	5,304,136
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	2,030	2,102,041
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/38	3,970	4,158,339
Series A, 5.00%, 03/15/40	4,580	4,705,308
Series A, 5.00%, 03/15/44	5,275	5,414,791
Series A, 5.00%, 03/15/45	3,300	3,382,083
Series A, 5.00%, 03/15/56	875	922,667
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	1,460	1,542,311
Series B, 5.00%, 03/15/51	5,045	5,376,503
Series D, 5.00%, 02/15/48	4,835	5,036,521
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 06/15/54	2,030	2,129,442
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 03/15/46	1,770	1,887,164
		57,505,125
Tobacco — 1.9%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	2,190	2,154,610
5.00%, 06/01/48	820	793,364
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	330	306,924
Series A-2B, 5.00%, 06/01/51	1,110	990,800
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	2,250	2,250,444
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	2,295	1,999,417
		8,495,559
Transportation — 42.1%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	1,250	1,266,130
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/42	1,525	1,560,086
Series A, (AGM), 4.00%, 02/15/47	2,760	2,645,148
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB
Series A, 5.00%, 11/15/48	3,490	3,681,882
Series A, 5.00%, 11/15/49	2,200	2,316,351
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	4,070	4,156,746
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/45	1,125	1,065,342
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,950	1,807,070
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	3,320	3,046,636
Metropolitan Transportation Authority, Refunding RB
Series B, 5.25%, 11/15/55	2,350	2,353,001
Series A, Sustainability Bonds, 5.25%, 11/15/49	3,960	4,260,001
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	2,155	1,998,458
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	4,580	4,694,630
Security	Par (000)	Value
Transportation (continued)
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$5,655	$ 5,654,829
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	650	652,326
New York State Thruway Authority, RB
Series A, Junior Lien, 5.00%, 01/01/36	1,715	1,735,185
Series A, Junior Lien, 5.00%, 01/01/41	3,050	3,074,605
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	3,240	3,041,712
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	6,115	6,492,684
AMT, 5.00%, 12/01/35	1,595	1,689,217
AMT, 5.00%, 12/01/39	950	990,873
AMT, 5.00%, 12/01/41	550	569,006
Series A, AMT, 5.00%, 07/01/41	2,035	2,009,620
Series A, AMT, 5.00%, 07/01/46	8,210	8,207,575
Series A, AMT, 5.25%, 01/01/50	6,685	6,684,587
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	1,815	1,585,191
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,015	1,087,567
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	3,700	3,798,191
AMT, Sustainability Bonds, 5.25%, 06/30/49	2,030	2,113,883
AMT, Sustainability Bonds, 6.00%, 06/30/54	5,035	5,426,058
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,980	2,070,394
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,980	2,077,861
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/37	2,350	2,423,242
Series B, AMT, (AGC), 0.00%, 12/31/54(f)	1,980	1,250,013
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	8,955	9,461,426
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	1,300	1,379,908
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	8,850	7,947,136
Port Authority of New York & New Jersey, Refunding ARB
5.00%, 10/15/47	1,000	1,016,959
Series 198, 5.25%, 11/15/56	870	884,874
Series 205, 5.00%, 11/15/47	4,000	4,104,048
Series 244, 5.00%, 07/15/54	2,870	3,066,145
AMT, 5.00%, 10/15/34	2,040	2,080,025
Series 177, AMT, 4.00%, 01/15/43	735	679,898
Series 223, AMT, 5.00%, 07/15/56	1,010	1,035,695
Series 231, AMT, 5.50%, 08/01/47	3,810	4,126,803
Series 234, AMT, 5.50%, 08/01/52	1,630	1,744,701
Port Authority of New York & New Jersey, Refunding RB
Series 242, AMT, 5.00%, 12/01/39	790	852,298
Series 242, AMT, 5.00%, 12/01/53	1,970	2,029,041
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	4,600	4,924,519
Series A, 5.50%, 11/15/57	815	892,030
Series A, 5.50%, 12/01/59	5,060	5,571,795
Series A-1, 4.00%, 11/15/54	3,960	3,745,698
Sub-Series B-1, 5.00%, 11/15/48	1,770	1,892,115
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	1,800	1,879,802
Series C, 5.00%, 05/15/47	4,805	5,098,008
Series C, 4.13%, 05/15/52	4,900	4,699,504
Series C, 5.25%, 05/15/52	5,350	5,715,762
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued)
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	$1,770	$ 1,913,146
Series C, Sustainability Bonds, 5.25%, 11/15/42	715	802,264
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	9,700	7,394,487
		182,424,187
Utilities — 17.7%
Long Island Power Authority, RB
(BAM-TCRS), 5.00%, 09/01/42	5,700	5,874,629
5.00%, 09/01/47	550	561,543
Series E, Sustainability Bonds, 5.00%, 09/01/48	565	601,514
Series E, Sustainability Bonds, 5.00%, 09/01/53	2,865	3,026,834
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	930	948,385
New York City Municipal Water Finance Authority, RB
Series DD, 5.00%, 06/15/47	2,750	2,794,670
Series GG, 5.00%, 06/15/48	1,160	1,211,557
Sub-Series CC-1, 5.25%, 06/15/54	3,960	4,293,091
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	6,970	7,618,854
Series DD, 4.13%, 06/15/47	3,960	3,916,550
Series EE, 5.00%, 06/15/45	2,750	2,937,721
New York Power Authority, RB
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	2,565	2,752,006
Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	6,430	6,850,059
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/50	9,875	9,456,399
Series A, Sustainability Bonds, 4.00%, 11/15/55	6,515	6,126,403
Series A, Sustainability Bonds, 4.00%, 11/15/60	560	529,815
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	3,180	3,371,261
Series A, 5.25%, 06/15/53	3,960	4,332,649
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	1,125	1,020,249
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,970	3,211,834
Series 2, Sustainability Bonds, 5.00%, 06/15/53	4,880	5,261,499
		76,697,522
Total Municipal Bonds in New York		601,008,999
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	724	707,967
Series A-1, Restructured, 5.00%, 07/01/58	1,977	1,970,935
Series A-2, Restructured, 4.78%, 07/01/58	123	121,264
Series A-2, Restructured, 4.33%, 07/01/40	328	324,894
Series B-1, Restructured, 4.75%, 07/01/53	551	538,720
Series B-1, Restructured, 5.00%, 07/01/58	8,579	8,605,181
Series B-2, Restructured, 4.33%, 07/01/40	3,072	3,037,918
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$722	$ 708,230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	9,444	3,095,464
Total Municipal Bonds in Puerto Rico		19,110,573
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	3,800	4,086,632
Total Municipal Bonds — 149.9% (Cost: $640,263,675)		649,742,566
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 6.1%
County/City/Special District/School District — 1.3%
City of New York, GO, Series B, 5.25%, 10/01/47	5,395	5,809,271
State — 2.4%
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	10,000	10,265,006
Transportation — 2.4%
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	5,500	5,626,540
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, 4.13%, 05/15/52	5,000	4,795,412
		10,421,952
Total Municipal Bonds in New York		26,496,229
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.1% (Cost: $25,867,851)		26,496,229
Total Long-Term Investments — 156.0% (Cost: $666,131,526)		676,238,795

	Shares
Short-Term Securities
	Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(h)(i)	10,231,328	10,232,352
	Total Short-Term Securities — 2.3% (Cost: $10,232,352)	10,232,352
	Total Investments — 158.3% (Cost: $676,363,878)	686,471,147
	Other Assets Less Liabilities — 1.8%	7,731,050
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (3.0)%	(13,093,100)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (57.1)%	(247,512,373)
	Net Assets Applicable to Common Shares — 100.0%	$ 433,596,724

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,588,938	$ 2,643,414 (a)	$ —	$ —	$ —	$ 10,232,352	10,231,328	$ 97,457	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	146	03/20/25	$ 15,912	$ (148,489)
U.S. Long Bond	147	03/20/25	16,763	(296,131)
5-Year U.S. Treasury Note	93	03/31/25	9,908	(64,787)
				$ (509,407)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 509,407	$ —	$ 509,407

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield New York Quality Fund, Inc. (MYN)

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,861,181)	$ —	$ (1,861,181)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 623,295	$ —	$ 623,295
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$21,291,223
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 649,742,566	$ —	$ 649,742,566
Municipal Bonds Transferred to Tender Option Bond Trusts	—	26,496,229	—	26,496,229
Short-Term Securities
Money Market Funds	10,232,352	—	—	10,232,352
	$10,232,352	$676,238,795	$—	$686,471,147
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (509,407)	$ —	$ —	$ (509,407)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(12,949,999)	$—	$(12,949,999)
VRDP Shares at Liquidation Value	—	(247,700,000)	—	(247,700,000)
	$—	$(260,649,999)	$—	$(260,649,999)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 0.1%
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	$235	$ 242,068
Pennsylvania — 133.6%
Corporate — 1.1%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	855	872,553
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	325	328,109
Series C, 5.25%, 12/01/37(a)	570	575,445
AMT, 5.50%, 11/01/44	135	135,009
		1,911,116
County/City/Special District/School District — 20.0%
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/32	1,260	1,272,011
5.00%, 05/01/42	1,505	1,530,951
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	1,180	1,192,374
Bethlehem Area School District, GOL
Series A, (BAM SAW), 5.00%, 08/01/34	1,610	1,616,920
Series A, (BAM SAW), 5.00%, 08/01/35	1,210	1,215,040
Borough of West Chester Pennsylvania, Refunding GO, 3.50%, 11/15/35	1,095	1,057,275
Bristol Township School District, GOL, (BAM SAW), 5.00%, 06/01/42	1,685	1,722,333
Chester County Industrial Development Authority, SAB(b)
4.25%, 03/01/35	655	614,660
4.75%, 03/01/50	1,500	1,356,402
City of Philadelphia Pennsylvania, Refunding GO, Series A, 5.00%, 08/01/37	1,360	1,401,886
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/43	100	106,264
Coatesville School District, GOL, CAB(c)
Series A, (BAM SAW), 0.00%, 10/01/34	160	104,832
Series A, (BAM SAW), 0.00%, 10/01/35	1,435	901,210
Series A, (BAM SAW), 0.00%, 10/01/37	1,395	780,484
Coatesville School District, Refunding GOL, CAB(c)
Series B, (BAM SAW), 0.00%, 10/01/33	275	188,999
Series B, (BAM SAW), 0.00%, 10/01/34	550	360,359
Series C, (BAM SAW), 0.00%, 10/01/33	360	247,816
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	925	967,641
AMT, 5.50%, 06/30/43	2,500	2,681,717
AMT, 6.00%, 06/30/61	1,305	1,419,401
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/44	1,000	1,039,326
Series A, (SAW), 5.50%, 09/01/48	2,500	2,757,683
Series D, (AGM SAW), 3.00%, 09/01/44	2,345	1,834,018
Shaler Area School District, GO, (XLCA SAW), 0.00%, 09/01/30(c)	6,145	5,121,560
State Public School Building Authority, RB, (AGM SAW), 0.00%, 12/15/25(c)	1,770	1,725,505
		33,216,667
Education — 21.8%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	590	558,419
Security	Par (000)	Value
Education (continued)
Berks County Municipal Authority, Refunding RB (continued)
5.00%, 10/01/49	$430	$ 379,827
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	3,600	3,298,734
Delaware County Authority, RB, 5.00%, 08/01/40	3,505	3,519,458
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(d)	1,255	1,266,170
Latrobe Industrial Development Authority, Refunding RB, 4.00%, 03/01/46	285	239,158
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,330	1,330,846
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	1,160	1,157,184
Pennsylvania Higher Education Assistance Agency, RB
Sub-Series 1C, AMT, 5.00%, 06/01/51	3,130	3,054,145
Series B, AMT, Subordinate, 3.13%, 06/01/48	350	261,639
Series B, AMT, Subordinate, 5.00%, 06/01/50	520	508,814
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 4.00%, 06/15/26(d)	25	25,417
Series AT-1, 4.00%, 06/15/34(e)	1,975	1,984,374
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	500	503,782
Series A, 5.00%, 11/01/31	845	882,257
Series A, (AGM), 4.00%, 05/01/50	4,645	4,342,306
Pennsylvania State University, RB, 5.25%, 09/01/54	1,285	1,392,736
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	240	230,870
5.00%, 06/15/39	335	324,771
4.00%, 12/01/48	3,300	3,055,683
5.00%, 06/15/49	935	856,998
5.00%, 06/15/50	575	541,072
5.25%, 11/01/52	1,355	1,449,497
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(b)	300	300,266
Series 2015, 5.00%, 04/01/45	2,170	2,170,766
Series A, 5.25%, 06/15/52	375	374,283
Swarthmore Borough Authority, Refunding RB, 5.00%, 09/15/47	1,950	2,093,699
		36,103,171
Health — 33.2%
Allegheny County Hospital Development Authority, RB
Series B, (NPFGC), 6.00%, 07/01/26	2,000	2,085,724
Series D2, 2.95%, 11/15/47(a)	1,040	1,026,667
Allegheny County Hospital Development Authority, Refunding RB
Series A, 4.00%, 04/01/37	1,700	1,665,018
Series A, (AGM-CR), 4.00%, 04/01/44	3,440	3,280,554
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	1,000	874,542
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	1,000	1,010,444
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29(d)	580	627,146
4.00%, 01/01/36	395	374,002
4.13%, 01/01/38	160	150,380
5.00%, 01/01/38	875	857,835
Doylestown Hospital Authority, RB
5.00%, 07/01/29(d)	50	54,546
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Doylestown Hospital Authority, RB (continued)
5.00%, 07/01/49	$450	$ 453,568
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	2,060	1,949,481
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,395	4,443,926
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	565	516,998
5.00%, 12/01/49	420	421,117
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	510	528,697
Series A, 5.00%, 05/01/49	385	394,040
Series A, 12/01/55(f)	550	559,845
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	665	595,228
Class B, 4.00%, 05/01/52	1,530	1,390,133
Series A, 5.00%, 09/01/37	840	870,160
Montgomery County Industrial Development Authority, RB, Series C, 4.00%, 11/15/43	200	185,762
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	220	210,408
5.00%, 12/01/46	400	393,368
Mount Lebanon Hospital Authority, RB, 4.00%, 07/01/48	2,345	2,151,928
Northampton County General Purpose Authority, Refunding RB
5.00%, 08/15/46	1,000	1,003,555
Series A1, (AGM), 4.00%, 08/15/43	2,085	2,014,368
Series A1, 5.25%, 08/15/53	2,085	2,215,482
Pennsylvania Economic Development Financing Authority, RB
Series A-2, 4.00%, 05/15/53	1,020	937,757
Series B, 4.00%, 03/15/40	8,000	7,695,948
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 02/15/52	640	591,334
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	1,600	1,304,113
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.00%, 09/01/45	2,000	2,002,287
Series B2, 5.00%, 11/01/54	2,000	2,072,230
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	2,380	2,235,012
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(d)	3,000	3,124,050
St. Mary Hospital Authority, Refunding RB, 5.00%, 12/01/48	1,255	1,281,347
Wayne County Hospital & Health Facilities Authority, RB, Series A, (GTD), 4.00%, 07/01/46	1,595	1,475,105
		55,024,105
Housing — 10.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	2,230	1,569,902
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,120	2,139,105
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,120	2,306,057
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,000	983,741
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	1,000	996,320
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,000	1,043,967
Security	Par (000)	Value
Housing (continued)
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing (continued)
Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	$2,030	$ 2,068,128
Series 2022, Sustainability Bonds, 4.15%, 10/01/42	2,100	2,027,467
Philadelphia Authority for Industrial Development, RB, M/F Housing(g)(h)
Series A, 3.50%, 12/01/36	810	626,658
Series A, 4.00%, 12/01/46	2,970	2,297,693
Series A, 4.00%, 12/01/51	805	622,775
		16,681,813
State — 8.5%
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	1,000	995,663
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	9,380	9,470,402
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	3,920	3,722,924
		14,188,989
Tobacco — 6.0%
Commonwealth Financing Authority, RB
5.00%, 06/01/34	4,175	4,380,262
5.00%, 06/01/35	1,295	1,354,510
(AGM), 4.00%, 06/01/39	4,300	4,303,180
		10,037,952
Transportation — 23.8%
Allegheny County Airport Authority, ARB
Series A, AMT, 5.00%, 01/01/51	1,000	1,017,666
Series A, AMT, (AGM), 5.50%, 01/01/53	500	528,448
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
Series B, AMT, 5.00%, 07/01/35	700	713,759
Series B, AMT, 5.00%, 07/01/37	1,100	1,122,332
Delaware River Joint Toll Bridge Commission, RB
5.00%, 07/01/42	610	625,710
5.00%, 07/01/47	1,500	1,529,148
Delaware River Port Authority, RB, 5.00%, 01/01/37	2,285	2,286,553
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.25%, 06/30/53	3,695	3,813,372
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	385	393,212
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,020,918
1st Series, Subordinate, 5.00%, 12/01/40	2,035	2,234,071
Series A, Subordinate, 3.00%, 12/01/42	1,400	1,194,704
Series A, Subordinate, 4.00%, 12/01/46	1,000	947,512
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,337,639
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	1,385	1,343,398
Pennsylvania Turnpike Commission, RB, CAB(c)
Sub-Series A-3, (AGM), 0.00%, 12/01/40	1,975	977,323
Sub-Series A-3, 0.00%, 12/01/42	4,760	2,134,590
Pennsylvania Turnpike Commission, Refunding RB
1st Series, 5.00%, 12/01/43	860	941,547
Series B, 5.25%, 12/01/52	775	833,348
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,345	2,418,892
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,305	2,485,324
5.25%, 06/01/52	8,000	8,532,682
		39,432,148
Utilities — 9.1%
Allegheny County Sanitary Authority, Refunding RB
4.00%, 12/01/49	485	459,937

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Allegheny County Sanitary Authority, Refunding RB (continued)
5.25%, 12/01/55	$645	$ 695,280
Bucks County Water and Sewer Authority, RB, Series A, (AGM), 5.25%, 12/01/47	670	729,632
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,040	3,134,995
Series A, 5.25%, 10/01/52	810	827,436
Series C, 5.50%, 06/01/52	1,900	2,061,440
Series C, (AGC), 5.25%, 09/01/54	2,000	2,166,340
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,240	1,271,914
New Kensington Municipal Sanitary Authority, RB, (AGM), 3.25%, 12/01/47	1,195	958,186
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	1,070	1,153,785
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGC), 5.00%, 09/01/55	970	1,037,834
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	580	579,046
		15,075,825
Total Municipal Bonds in Pennsylvania		221,671,786
Puerto Rico — 4.3%
State — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	265	259,132
Series A-1, Restructured, 5.00%, 07/01/58	739	736,733
Series A-2, Restructured, 4.78%, 07/01/58	46	45,351
Series A-2, Restructured, 4.33%, 07/01/40	125	123,816
Series B-1, Restructured, 4.75%, 07/01/53	208	203,365
Series B-1, Restructured, 5.00%, 07/01/58	3,258	3,267,943
Series B-2, Restructured, 4.33%, 07/01/40	1,162	1,149,108
Series B-2, Restructured, 4.78%, 07/01/58	274	268,774
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	3,205	1,050,504
Total Municipal Bonds in Puerto Rico		7,104,726
Wisconsin — 1.2%
Transportation — 1.2%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	850	895,898
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,067,715
Total Municipal Bonds in Wisconsin		1,963,613
Total Municipal Bonds — 139.2% (Cost: $232,419,321)		230,982,193
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Pennsylvania — 14.3%
Education — 6.8%
Pennsylvania Higher Educational Facilities Authority, RB, Series AR, 4.00%, 06/15/38	1,175	11,338,854
Housing — 2.9%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,209	3,323,199
Series 147 A, Sustainability Bonds, 4.70%, 10/01/49(j)	1,410	1,400,080
		4,723,279
Security	Par (000)	Value
Utilities — 4.6%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	$2,481	$ 2,731,561
Philadelphia Gas Works Co., Refunding RB, 5.25%, 08/01/54(j)	4,648	4,954,436
		7,685,997
Total Municipal Bonds in Pennsylvania		23,748,130
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.3% (Cost: $23,639,915)		23,748,130
Total Long-Term Investments — 153.5% (Cost: $256,059,236)		254,730,323

	Shares
Short-Term Securities
	Money Market Funds — 4.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(k)(l)	7,247,391	7,248,115
	Total Short-Term Securities — 4.4% (Cost: $7,248,107)	7,248,115
	Total Investments — 157.9% (Cost: $263,307,343)	261,978,438
	Other Assets Less Liabilities — 0.7%	1,128,614
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.9)%	(14,828,877)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (49.7)%	(82,403,098)
	Net Assets Applicable to Common Shares — 100.0%	$ 165,875,077

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2032 to October 1, 2042, is $3,962,288. See
Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniYield Pennsylvania Quality Fund (MPA)

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,575,065	$ 1,673,051 (a)	$ —	$ —	$ (1)	$ 7,248,115	7,247,391	$ 62,946	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 230,982,193	$ —	$ 230,982,193
Municipal Bonds Transferred to Tender Option Bond Trusts	—	23,748,130	—	23,748,130
Short-Term Securities
Money Market Funds	7,248,115	—	—	7,248,115
	$7,248,115	$254,730,323	$—	$261,978,438
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(14,742,973)	$—	$(14,742,973)
VRDP Shares at Liquidation Value	—	(82,600,000)	—	(82,600,000)
	$—	$(97,342,973)	$—	$(97,342,973)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 3.5%
Corporate — 1.9%
Black Belt Energy Gas District, RB, Series D, 5.00%, 03/01/55(a)	$4,230	$ 4,512,949
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	645	695,716
		5,208,665
Utilities — 1.6%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	4,375	4,585,782
Total Municipal Bonds in Alabama		9,794,447
California(a) — 1.4%
Corporate — 1.3%
California Community Choice Financing Authority, RB
Series B, Sustainability Bonds, 5.00%, 01/01/55	395	417,336
Series G, Sustainability Bonds, 5.00%, 11/01/55	2,960	3,116,343
		3,533,679
Transportation — 0.1%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(b)	425	437,783
Total Municipal Bonds in California		3,971,462
Guam — 0.2%
Utilities — 0.2%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/41	460	482,128
Kentucky — 0.3%
Corporate — 0.3%
Kentucky Public Energy Authority, Refunding RB, Series B, 5.00%, 01/01/55(a)	855	908,194
New York — 147.5%
Corporate — 4.5%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	420	413,888
New York Liberty Development Corp., RB, 5.50%, 10/01/37	655	770,623
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	2,155	2,475,830
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	575	585,000
New York State Environmental Facilities Corp., RB, AMT, 2.75%, 09/01/50(a)	1,040	1,030,473
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,670	1,790,188
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	930	970,226
AMT, 5.00%, 10/01/40	3,280	3,378,730
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	1,180	1,099,417
		12,514,375
County/City/Special District/School District — 24.0%
Battery Park City Authority, RB
Series A, Sustainability Bonds, 5.00%, 11/01/41	525	587,082
Series A, Sustainability Bonds, 5.00%, 11/01/42	1,015	1,128,908
Series A, Sustainability Bonds, 5.00%, 11/01/43	1,235	1,365,778
Series A, Sustainability Bonds, 5.00%, 11/01/48	1,170	1,269,237
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO
Series A, 5.00%, 08/01/51	$1,050	$ 1,106,557
Series A-1, 4.00%, 09/01/46	540	518,433
Series A-1, 5.00%, 08/01/47	1,895	1,988,658
Series B, 5.25%, 10/01/39	525	585,312
Series B, 5.25%, 10/01/40	405	449,348
Series C, 5.25%, 03/01/53	1,315	1,416,727
Series D, 5.38%, 06/01/32	25	25,041
Series D, 5.25%, 04/01/54	3,930	4,241,059
Series E-1, 5.00%, 03/01/39	1,620	1,687,840
Series F-1, 5.00%, 03/01/44	2,000	2,113,798
Sub Series C-1, 4.00%, 09/01/52	655	610,626
County of Nassau New York, GOL
Series A, 4.00%, 04/01/49	2,170	2,101,443
Series B, (AGM), 5.00%, 07/01/49	5,000	5,138,119
Hudson Yards Infrastructure Corp., Refunding RB, Series A, Sustainability Bonds, 4.00%, 02/15/43	2,095	2,075,121
New York City Industrial Development Agency, RB(c)
(AGC), 0.00%, 03/01/35	500	333,656
(AGC), 0.00%, 03/01/39	1,000	534,862
(AGC), 0.00%, 03/01/42	3,710	1,663,423
(AGC), 0.00%, 03/01/45	2,000	739,579
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series E-1, 5.00%, 02/01/43	1,290	1,312,694
Series A-1, Subordinate, 5.00%, 08/01/41	1,000	1,083,437
Series A-1, Subordinate, 4.00%, 08/01/48	2,000	1,921,172
New York City Transitional Finance Authority, RB
Series D, 5.50%, 05/01/52	4,170	4,638,560
Series F-1, 5.25%, 02/01/53	1,565	1,684,719
Series B, Subordinate, 5.25%, 05/01/50	915	988,016
New York Convention Center Development Corp., RB, CAB, Series B, Sub Lien, (AGM-CR), 0.00%, 11/15/55(c)	4,000	859,673
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	2,730	2,730,852
Class 2, 5.38%, 11/15/40(b)	680	680,049
Series 1, 3.00%, 02/15/42	1,015	856,616
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,110	2,958,239
Series A, 5.25%, 05/15/52	9,110	9,750,134
Series A, 4.13%, 05/15/53	1,315	1,249,614
Series A, 4.50%, 05/15/63	5,000	4,943,928
		67,338,310
Education — 14.2%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	595	276,080
4.00%, 07/01/51	615	285,360
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	535	539,963
5.00%, 10/01/48	410	409,975
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	345	353,574
Build NYC Resource Corp., RB(b)
5.00%, 02/01/33	315	308,056
5.75%, 02/01/49	455	443,955
5.00%, 09/01/59	1,020	964,694
Series A, 5.13%, 05/01/38	660	650,876
Series A, 5.50%, 05/01/48	270	265,655
Build NYC Resource Corp., Refunding RB
5.00%, 08/01/47	525	511,847
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/38	$750	$ 750,498
County of Cattaraugus New York, RB
5.00%, 05/01/34	170	170,097
5.00%, 05/01/39	125	125,071
Dobbs Ferry Local Development Corp., RB
5.00%, 07/01/39	1,000	1,000,744
5.00%, 07/01/44	500	500,616
Dutchess County Local Development Corp., RB
5.00%, 07/01/43	455	468,892
4.00%, 07/01/49	3,000	2,822,016
Dutchess County Local Development Corp., Refunding RB, 4.00%, 07/01/49	1,310	1,245,597
Hempstead Town Local Development Corp., Refunding RB, 5.00%, 10/01/35	935	935,905
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 07/01/53	1,765	1,867,213
Monroe County Industrial Development Corp., Refunding RB, Series A, 4.00%, 07/01/50	6,310	5,997,128
New York State Dormitory Authority, RB
Series 1, (AMBAC), 5.50%, 07/01/40	1,440	1,702,665
Series A, Sustainability Bonds, 5.00%, 07/01/48	385	405,381
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 07/01/35	3,445	3,458,748
Series A, 5.00%, 07/01/46	2,100	2,116,092
Series A, 4.00%, 07/01/47	1,285	1,195,888
Series A, 4.00%, 07/01/49	285	262,137
Series A, 5.50%, 07/01/54	2,625	2,924,227
Onondaga County Trust for Cultural Resources, Refunding RB
5.00%, 05/01/40	1,065	1,081,415
4.00%, 12/01/47	1,000	955,193
Schenectady County Capital Resource Corp., Refunding RB
5.00%, 01/01/47	3,995	4,038,459
5.25%, 07/01/52	715	759,917
		39,793,934
Health — 10.3%
Brookhaven Local Development Corp., Refunding RB, 5.00%, 10/01/50	1,900	1,963,327
Build NYC Resource Corp., RB
Class A, 5.25%, 07/01/37	1,010	972,235
Class A, 5.50%, 07/01/47	620	585,613
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	680	695,194
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	600	556,218
Series A, 5.00%, 12/01/32	420	420,336
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/36	2,800	2,741,877
4.00%, 12/01/46	2,150	1,906,376
New York State Dormitory Authority, RB
(AGC), 5.50%, 10/01/54	1,970	2,157,327
Series A, 4.00%, 07/01/50	710	672,176
New York State Dormitory Authority, Refunding RB
4.00%, 07/01/38	890	802,950
4.00%, 07/01/39	1,165	1,044,156
4.25%, 05/01/52	3,000	2,930,031
5.00%, 05/01/52	2,210	2,292,131
Security	Par (000)	Value
Health (continued)
New York State Dormitory Authority, Refunding RB (continued)
Series 1, 4.00%, 07/01/47	$2,090	$ 1,954,519
Series A, 5.00%, 05/01/43	3,430	3,446,024
Series A, 4.00%, 05/01/54	1,315	1,218,350
Oneida County Local Development Corp., RB, Class A, (AGM), 4.00%, 12/01/46	1,100	1,051,328
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	530	530,639
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	110	108,500
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	410	414,580
5.00%, 07/01/56	465	458,273
		28,922,160
Housing — 13.6%
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.20%, 11/01/44	1,000	971,485
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	4,115	4,128,071
Class F-1, Sustainability Bonds, 4.30%, 11/01/37	1,000	1,010,783
Series A, Sustainability Bonds, 4.75%, 11/01/48	280	280,594
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA, HUD SECT 8), 4.70%, 08/01/54	2,100	2,113,618
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	525	527,812
Series A-1, Sustainability Bonds, 4.75%, 11/01/54	825	830,635
Series B-1, Class A, Sustainability Bonds, (HUD SECT 8), 4.65%, 11/01/49	790	794,138
Series C-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 08/01/54	895	885,552
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.35%, 11/01/44	330	325,121
Series D-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	525	514,873
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.45%, 11/01/49	920	903,031
Series D-2, Sustainability Bonds, (HUD SECT 8), 4.50%, 11/01/54	660	651,392
Series E-1, Sustainability Bonds, 4.70%, 11/01/48	1,490	1,504,253
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,835	2,879,434
Series F-1A, Sustainability Bonds, 4.55%, 11/01/54	4,000	4,023,722
Series F-1A, Sustainability Bonds, 5.00%, 11/01/59	1,005	1,037,803
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	4,385	4,294,325
New York State Housing Finance Agency, RB, M/F Housing
Series B-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.85%, 11/01/48	1,015	1,027,731
Series C-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.65%, 11/01/48	405	406,411
Series C-1, Sustainability Bonds, (SONYMA HUD SECT 8), 4.75%, 11/01/53	295	295,917
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 259, AMT, Sustainability Bonds, (SONYMA), 4.45%, 10/01/39	2,310	2,300,639
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	2,630	2,668,387

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing (continued)
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing (continued)
Series 255, Sustainability Bonds, (SONYMA), 4.70%, 10/01/43	$810	$ 827,279
Series 261, Sustainability Bonds, (SONYMA), 4.55%, 10/01/49	2,945	2,902,335
		38,105,341
State — 9.5%
Empire State Development Corp., RB
Series A, 5.00%, 03/15/46	2,610	2,797,312
Series A, 4.00%, 03/15/49	2,720	2,588,246
Series A, 5.00%, 03/15/50	2,995	3,188,854
Empire State Development Corp., Refunding RB
4.00%, 03/15/45	3,425	3,348,671
4.00%, 03/15/46	2,790	2,690,643
New York City Transitional Finance Authority Building Aid Revenue, RB
Series S-1, Subordinate, (SAW), 5.00%, 07/15/43	1,310	1,356,490
Series S-1, Subordinate, (SAW), 4.00%, 07/15/45	1,290	1,269,601
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/56	560	590,507
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/46	935	987,713
Series A, 4.00%, 03/15/47	1,170	1,131,250
Series B, 5.00%, 03/15/51	5,115	5,451,103
New York State Housing Finance Agency, RB, M/F Housing, Series A-1, Sustainability Bonds, 5.00%, 06/15/54	1,315	1,379,417
		26,779,807
Tobacco — 3.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB
4.75%, 06/01/39	400	393,536
5.00%, 06/01/48	550	532,134
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	1,300	1,299,942
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	2,340	2,088,714
Series C, 4.00%, 06/01/51	2,250	1,742,078
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	630	630,124
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	910	917,264
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	890	775,373
Sub-Series C, 5.13%, 06/01/51	1,225	1,119,115
		9,498,280
Transportation — 44.2%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB
Series A, 5.00%, 11/15/49	3,715	3,911,474
Series B-1, Sustainability Bonds, 5.25%, 11/15/57	2,625	2,680,948
Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/51	1,050	1,059,663
Metropolitan Transportation Authority, RB
Series A-1, Sustainability Bonds, 4.00%, 11/15/46	2,000	1,890,811
Series D-2, Sustainability Bonds, 4.00%, 11/15/48	1,255	1,163,012
Series D-3, Sustainability Bonds, 4.00%, 11/15/49	2,150	1,972,972
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,000	1,017,554
Sub-Series C-1, 5.00%, 11/15/34	1,860	1,878,002
Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority, Refunding RB (continued)
Series A, Sustainability Bonds, 5.25%, 11/15/49	$2,630	$ 2,829,243
Series A-1, Sustainability Bonds, (AGM), 4.00%, 11/15/54	1,395	1,293,665
Series A-1, Sustainability Bonds, 5.25%, 11/15/57	1,000	1,014,485
MTA Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,160	5,159,844
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	785	787,809
New York State Thruway Authority, RB, Series A, Junior Lien, 5.00%, 01/01/41	1,970	1,985,892
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	3,720	3,492,336
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/34	1,300	1,380,293
AMT, 5.00%, 12/01/35	5,000	5,295,351
AMT, 5.00%, 12/01/36	1,995	2,104,060
AMT, 5.00%, 12/01/40	1,040	1,078,832
Series A, AMT, (AGM-CR), 4.00%, 07/01/41	1,100	1,022,401
Series A, AMT, 5.00%, 07/01/41	3,310	3,268,718
Series A, AMT, 5.00%, 07/01/46	1,540	1,539,545
Series A, AMT, 5.25%, 01/01/50	8,440	8,439,478
New York Transportation Development Corp., RB
AMT, 4.00%, 10/31/46	2,000	1,746,767
AMT, Sustainability Bonds, (AGM), 5.50%, 06/30/42	1,660	1,778,680
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	2,425	2,489,355
AMT, Sustainability Bonds, 5.25%, 06/30/49	1,315	1,369,338
AMT, Sustainability Bonds, 5.50%, 06/30/54	945	995,521
AMT, Sustainability Bonds, 6.00%, 06/30/54	3,290	3,545,528
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	1,315	1,375,035
AMT, Sustainability Bonds, 5.50%, 06/30/60	1,315	1,379,994
New York Transportation Development Corp., Refunding RB
Series B, AMT, (AGC), 0.00%, 12/31/54(f)	1,315	830,185
Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	2,630	2,778,732
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/54	845	896,940
Port Authority of New York & New Jersey, ARB
Series 218, AMT, 5.00%, 11/01/44	1,450	1,497,842
Series 221, AMT, 4.00%, 07/15/45	1,105	1,030,095
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	655	666,198
Series 244, 5.00%, 07/15/54	1,905	2,035,194
AMT, 5.00%, 10/15/34	1,300	1,325,506
AMT, 5.00%, 01/15/47	1,970	2,056,841
AMT, 5.00%, 01/15/52	2,795	2,889,269
Series 177, AMT, 4.00%, 01/15/43	1,120	1,036,036
Series 223, AMT, 5.00%, 07/15/56	655	671,663
Series 231, AMT, 5.50%, 08/01/47	3,000	3,249,451
Series 234, AMT, 5.50%, 08/01/52	1,040	1,113,184
Port Authority of New York & New Jersey, Refunding RB
Series 242, AMT, 5.00%, 12/01/39	530	571,795
Series 242, AMT, 5.00%, 12/01/53	1,275	1,313,212
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/49	9,500	10,000,015
Series A, 4.00%, 11/15/56	1,555	1,472,996
Series A, 5.50%, 11/15/57	525	574,621
Series A, 5.50%, 12/01/59	3,270	3,600,745
Series A-1, 4.00%, 11/15/54	2,630	2,487,673
Sub-Series B-1, 5.00%, 11/15/48	1,175	1,256,065
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock New York Municipal Income Trust (BNY)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB
Series B, 5.00%, 11/15/37	$725	$ 750,532
Series C, 5.25%, 05/15/52	5,000	5,341,834
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	1,175	1,270,026
Series C, Sustainability Bonds, 5.25%, 11/15/42	470	527,363
Triborough Bridge & Tunnel Authority, Refunding RB, CAB, Series B, 0.00%, 11/15/32(c)	2,335	1,780,013
		123,970,632
Utilities — 23.8%
Long Island Power Authority, RB
(AGM), 0.00%, 06/01/28(c)	3,515	3,176,514
5.00%, 09/01/39	3,500	3,684,378
(BAM-TCRS), 5.00%, 09/01/42	3,655	3,766,977
5.00%, 09/01/47	555	566,647
Series C, (AGC), 5.25%, 09/01/29	4,000	4,354,340
Series E, Sustainability Bonds, 5.00%, 09/01/48	440	468,436
Series E, Sustainability Bonds, 5.00%, 09/01/53	1,835	1,938,653
New York City Municipal Water Finance Authority, RB
Series CC-1, 4.00%, 06/15/52	5,000	4,755,066
Sub-Series BB-1, 5.25%, 06/15/54	1,000	1,076,938
Sub-Series CC-1, 5.25%, 06/15/54	2,625	2,845,799
Series FF-1, Subordinate, 4.00%, 06/15/49	9,535	9,119,686
New York City Municipal Water Finance Authority, Refunding RB
Series AA-3, 5.25%, 06/15/48	4,560	4,984,501
Series DD, 4.13%, 06/15/47	2,630	2,601,143
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	4,180	4,484,750
New York Power Authority, Refunding RB
Series A, Sustainability Bonds, 4.00%, 11/15/55	7,610	7,156,090
Series A, Sustainability Bonds, 4.00%, 11/15/60	580	548,737
New York State Environmental Facilities Corp., Refunding RB
5.00%, 06/15/51	2,035	2,157,395
Series A, 5.25%, 06/15/53	2,630	2,877,492
Rockland County Solid Waste Management Authority, RB, Series A, AMT, Sustainability Bonds, 4.00%, 12/15/46	730	662,028
Utility Debt Securitization Authority, Refunding RB
Series 2, Sustainability Bonds, 5.00%, 12/15/50	1,965	2,125,001
Series 2, Sustainability Bonds, 5.00%, 06/15/53	3,170	3,417,818
		66,768,389
Total Municipal Bonds in New York		413,691,228
Puerto Rico — 5.2%
State — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,089	2,042,739
Series A-1, Restructured, 5.00%, 07/01/58	6,243	6,223,849
Series A-2, Restructured, 4.78%, 07/01/58	1,544	1,522,202
Series A-2, Restructured, 4.33%, 07/01/40	3,004	2,975,551
Series B-1, Restructured, 4.75%, 07/01/53	5	4,889
Series B-2, Restructured, 4.78%, 07/01/58	126	123,597
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,441	1,783,399
Total Municipal Bonds in Puerto Rico		14,676,226
Security	Par (000)	Value
South Carolina — 1.0%
Corporate — 1.0%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$2,520	$ 2,710,082
Total Municipal Bonds — 159.1% (Cost: $440,335,933)		446,233,767
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
New York — 0.9%
Transportation — 0.9%
Port Authority of New York & New Jersey, ARB, AMT, Series 221, 4.00%, 07/15/55	2,860	2,568,227
Total Municipal Bonds in New York		2,568,227
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.9% (Cost: $2,758,270)		2,568,227
Total Long-Term Investments — 160.0% (Cost: $443,094,203)		448,801,994

	Shares
Short-Term Securities
	Money Market Funds — 1.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(h)(i)	5,135,569	5,136,083
	Total Short-Term Securities — 1.8% (Cost: $5,136,083)	5,136,083
	Total Investments — 161.8% (Cost: $448,230,286)	453,938,077
	Other Assets Less Liabilities — 2.5%	7,151,624
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (0.5)%	(1,431,790)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (63.8)%	(179,100,234)
	Net Assets Applicable to Common Shares — 100.0%	$ 280,557,677

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock New York Municipal Income Trust (BNY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 7,022,409	$ —	$ (1,886,326)(a)	$ —	$ —	$ 5,136,083	5,135,569	$ 70,262	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	97	03/20/25	$ 10,571	$ (98,653)
U.S. Long Bond	98	03/20/25	11,175	(197,421)
5-Year U.S. Treasury Note	60	03/31/25	6,392	(41,798)
				$ (337,872)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 337,872	$ —	$ 337,872

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,231,037)	$ —	$ (1,231,037)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 412,891	$ —	$ 412,891
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$14,069,445
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 446,233,767	$ —	$ 446,233,767
Municipal Bonds Transferred to Tender Option Bond Trusts	—	2,568,227	—	2,568,227
Short-Term Securities
Money Market Funds	5,136,083	—	—	5,136,083
	$5,136,083	$448,801,994	$—	$453,938,077
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (337,872)	$ —	$ —	$ (337,872)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(1,430,000)	$—	$(1,430,000)
VRDP Shares at Liquidation Value	—	(179,400,000)	—	(179,400,000)
	$—	$(180,830,000)	$—	$(180,830,000)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.6%
Corporate — 5.6%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54(a)	$1,015	$ 1,080,596
California — 2.2%
Tobacco — 2.2%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(b)	4,680	419,889
District of Columbia — 10.9%
Tobacco — 2.8%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	5,400	547,297
Transportation — 8.1%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,500	1,550,787
Total Municipal Bonds in District of Columbia		2,098,084
Iowa — 5.3%
Corporate — 5.3%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,019,009
Puerto Rico — 4.5%
State — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	124,187
Series A-1, Restructured, 5.00%, 07/01/58	573	571,242
Series A-2, Restructured, 4.78%, 07/01/58	129	127,179
Series A-2, Restructured, 4.33%, 07/01/40	60	59,432
Total Municipal Bonds in Puerto Rico		882,040
Virginia — 124.3%
County/City/Special District/School District — 22.6%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	546,953
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	94	90,450
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	225	179,941
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(d)	250	250,000
Chesterfield County Economic Development Authority, RB, 5.00%, 04/01/48	1,000	1,066,399
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	135	135,015
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,000	1,850,385
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(d)	235	235,017
		4,354,160
Education — 8.7%
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	110	112,121
(NPFGC), 5.25%, 01/01/31	1,000	1,089,652
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	485,638
		1,687,411
Security	Par (000)	Value
Health — 21.5%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	$90	$ 94,533
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/52	1,000	1,022,555
Henrico County Economic Development Authority, Refunding RB, 4.25%, 06/01/26	145	145,063
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	250	265,708
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	1,000	1,102,287
Virginia Small Business Financing Authority, Refunding RB, Series A, 5.50%, 12/01/54	500	518,392
Winchester Economic Development Authority, Refunding RB, 5.00%, 01/01/44	1,000	1,003,782
		4,152,320
Housing — 23.0%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	1,000	987,131
Series B, 5.00%, 03/01/65	1,000	1,020,222
Series F, (HUD SECT 8), 5.35%, 11/01/58	1,000	1,042,010
Series G, 5.15%, 11/01/52	600	616,651
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	765,699
		4,431,713
State — 16.2%
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	1,008,062
4.00%, 02/01/43	500	494,625
Series A, 4.00%, 02/01/42	500	497,969
Series A, (SAW), 4.00%, 09/01/47	605	581,802
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	549,101
		3,131,559
Tobacco — 7.0%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	885	853,442
Series B-2, Convertible, 5.20%, 06/01/46(c)	500	497,627
		1,351,069
Transportation — 10.4%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/46	1,000	1,005,979
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	500	502,436
AMT, 5.00%, 12/31/56	500	500,971
		2,009,386
Utilities — 14.9%
Alexandria Sanitation Authority, RB, Sustainability Bonds, 5.00%, 07/15/49	500	542,351
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	539,466
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/54	$750	$ 803,648
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	1,000	981,564
		2,867,029
Total Municipal Bonds in Virginia		23,984,647
Total Long-Term Investments — 152.8% (Cost: $29,105,152)		29,484,265

	Shares
Short-Term Securities
	Money Market Funds — 5.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(f)(g)	1,016,960	1,017,062
	Total Short-Term Securities — 5.3% (Cost: $1,016,995)	1,017,062
	Total Investments — 158.1% (Cost: $30,122,147)	30,501,327
	Other Assets Less Liabilities — 1.8%	351,004
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.9)%	(11,558,550)
	Net Assets Applicable to Common Shares — 100.0%	$ 19,293,781

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 792,630	$ 224,431 (a)	$ —	$ —	$ 1	$ 1,017,062	1,016,960	$ 14,067	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (47,990)	$ —	$ (47,990)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 22,823	$ —	$ 22,823

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Virginia Municipal Bond Trust (BHV)

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 29,484,265	$ —	$ 29,484,265
Short-Term Securities
Money Market Funds	1,017,062	—	—	1,017,062
	$1,017,062	$29,484,265	$—	$30,501,327
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)
	$—	$(11,600,000)	$—	$(11,600,000)
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	MUJ	MHN	MIY	MYN
ASSETS
Investments, at value — unaffiliated(a)	$ 1,074,026,880	$ 582,017,848	$ 591,784,613	$ 676,238,795
Investments, at value — affiliated(b)	35,901,516	10,356,294	8,200,583	10,232,352
Cash pledged for futures contracts	—	805,000	—	967,000
Receivables:
Investments sold	20,000	2,904,163	1,994,553	3,453,736
Dividends — affiliated	58,573	10,260	14,751	9,407
Interest — unaffiliated	8,280,335	6,196,255	6,128,643	7,107,879
Variation margin on futures contracts	—	112,032	—	135,674
Prepaid expenses	468,457	289,847	119,146	319,342
Total assets	1,118,755,761	602,691,699	608,242,289	698,464,185
ACCRUED LIABILITIES
Bank overdraft	68,635	6,582	—	20,640
Payables:
Investments purchased	—	1,320,671	5,820,085	1,618,214
Accounting services fees	73,433	48,757	48,655	53,714
Custodian fees	5,886	3,690	3,275	4,354
Income dividend distributions — Common Shares	2,871,995	1,557,444	1,578,579	1,961,636
Interest expense and fees	106,145	33,157	—	143,101
Investment advisory fees	468,652	278,674	248,418	293,536
Directors’ and Officer’s fees	60,223	178,113	2,658	249,352
Other accrued expenses	298,499	87,187	11,616	12,958
Professional fees	25,183	27,250	28,054	29,474
Reorganization costs	—	543	—	633
Transfer agent fees	—	18,471	11,293	17,477
Total accrued liabilities	3,978,651	3,560,539	7,752,633	4,405,089
OTHER LIABILITIES
TOB Trust Certificates	16,899,999	2,250,000	—	12,949,999
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	416,424,771	243,353,959	231,570,461	247,512,373
Total other liabilities	433,324,770	245,603,959	231,570,461	260,462,372
Total liabilities	437,303,421	249,164,498	239,323,094	264,867,461
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 681,452,340	$ 353,527,201	$ 368,919,195	$ 433,596,724
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 746,209,061	$ 419,590,001	$ 409,271,940	$ 505,995,493
Accumulated loss	(64,756,721)	(66,062,800)	(40,352,745)	(72,398,769)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 681,452,340	$ 353,527,201	$ 368,919,195	$ 433,596,724
Net asset value per Common Share	$ 12.81	$ 11.69	$ 12.74	$ 11.32
(a) Investments, at cost—unaffiliated	$1,079,494,489	$573,630,453	$591,668,290	$666,131,526
(b) Investments, at cost—affiliated	$35,901,366	$10,356,294	$8,200,368	$10,232,352
(c) Preferred Shares outstanding	4,171	2,436	2,319	2,477
(d) Preferred Shares authorized	12,291	14,956	8,919	14,637
(e) Par value per Preferred Share	$0.10	$0.10	$0.10	$0.10
(f) Common Shares outstanding	53,185,098	30,241,637	28,964,750	38,313,208
(g) Common Shares authorized	199,987,709	199,985,044	199,991,081	199,985,363
(h) Par value per Common Share	$0.10	$0.10	$0.10	$0.10
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2025

	MPA	BNY	BHV
ASSETS
Investments, at value — unaffiliated(a)	$ 254,730,323	$ 448,801,994	$ 29,484,265
Investments, at value — affiliated(b)	7,248,115	5,136,083	1,017,062
Cash pledged for futures contracts	—	641,000	—
Receivables:
Investments sold	35,000	4,482,000	185,000
Dividends — affiliated	11,701	6,362	1,565
Interest — unaffiliated	2,539,723	4,355,865	303,020
Variation margin on futures contracts	—	90,188	—
Prepaid expenses	171,327	338,422	17,417
Total assets	264,736,189	463,851,914	31,008,329
ACCRUED LIABILITIES
Bank overdraft	—	2,029	—
Payables:
Investments purchased	559,625	1,049,229	—
Accounting services fees	26,463	39,356	6,577
Custodian fees	1,444	3,342	703
Income dividend distributions — Common Shares	854,675	1,229,972	81,795
Interest expense and fees	85,904	1,790	—
Investment advisory fees	108,451	214,519	13,514
Directors’ and Officer’s fees	12,558	52,766	12,596
Other accrued expenses	3,296	127,719	4,758
Printing and postage fees	9,525	10,454	8,753
Professional fees	37,705	21,664	20,730
Reorganization costs	—	1,310	—
Transfer agent fees	15,395	9,853	6,572
Total accrued liabilities	1,715,041	2,764,003	155,998
OTHER LIABILITIES
TOB Trust Certificates	14,742,973	1,430,000	—
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	82,403,098	179,100,234	11,558,550
Total other liabilities	97,146,071	180,530,234	11,558,550
Total liabilities	98,861,112	183,294,237	11,714,548
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 165,875,077	$ 280,557,677	$ 19,293,781
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 187,526,807	$ 328,625,169	$ 22,466,621
Accumulated loss	(21,651,730)	(48,067,492)	(3,172,840)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 165,875,077	$ 280,557,677	$ 19,293,781
Net asset value per Common Share	$ 12.81	$ 11.63	$ 12.15
(a) Investments, at cost—unaffiliated	$256,059,236	$443,094,203	$29,105,152
(b) Investments, at cost—affiliated	$7,248,107	$5,136,083	$1,016,995
(c) Preferred Shares outstanding	826	1,794	116
(d) Preferred Shares authorized	1,000,000	Unlimited	Unlimited
(e) Par value per Preferred Share	$0.05	$0.001	$0.001
(f) Common Shares outstanding	12,949,630	24,117,105	1,588,241
(g) Common Shares authorized	Unlimited	Unlimited	Unlimited
(h) Par value per Common Share	$0.10	$0.001	$0.001
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	MUJ	MHN	MIY	MYN
INVESTMENT INCOME
Dividends — affiliated	$455,988	$111,546	$176,151	$97,457
Interest — unaffiliated	23,798,879	13,048,622	12,646,312	15,144,110
Total investment income	24,254,867	13,160,168	12,822,463	15,241,567
EXPENSES
Investment advisory	2,843,656	1,687,137	1,504,610	1,778,547
Liquidity fees	712,072	415,873	—	—
Remarketing fees on Preferred Shares	109,484	63,942	—	—
Accounting services	71,261	47,330	47,289	52,110
Professional	48,505	38,272	38,205	42,729
Transfer agent	43,754	12,548	20,669	16,804
Directors and Officer	21,068	19,524	11,929	25,343
Registration	9,179	5,274	5,056	6,672
Custodian	5,820	3,710	3,247	4,299
Printing and postage	4,428	3,420	4,382	4,420
Reorganization	—	—	145	—
Miscellaneous	38,030	37,363	36,557	36,623
Total expenses excluding interest expense, fees and amortization of offering costs	3,907,257	2,334,393	1,672,089	1,967,547
Interest expense, fees and amortization of offering costs(a)	8,071,294	4,543,308	4,726,861	5,298,532
Total expenses	11,978,551	6,877,701	6,398,950	7,266,079
Less:
Fees waived and/or reimbursed by the Manager	(82,782)	(164,408)	(89,383)	(73,295)
Total expenses after fees waived and/or reimbursed	11,895,769	6,713,293	6,309,567	7,192,784
Net investment income	12,359,098	6,446,875	6,512,896	8,048,783
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,711,365)	(866,955)	(507,107)	(978,888)
Investments — affiliated	—	—	174	—
Futures contracts	—	(1,537,351)	—	(1,861,181)
	(2,711,365)	(2,404,306)	(506,933)	(2,840,069)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(6,262,581)	(8,181,736)	(7,028,324)	(10,342,452)
Investments — affiliated	(1)	—	(173)	—
Futures contracts	—	511,026	—	623,295
	(6,262,582)	(7,670,710)	(7,028,497)	(9,719,157)
Net realized and unrealized loss	(8,973,947)	(10,075,016)	(7,535,430)	(12,559,226)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$3,385,151	$(3,628,141)	$(1,022,534)	$(4,510,443)
(a) Related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended January 31, 2025

	MPA	BNY	BHV
INVESTMENT INCOME
Dividends — affiliated	$62,946	$70,262	$14,067
Interest — unaffiliated	5,446,349	10,087,650	691,570
Total investment income	5,509,295	10,157,912	705,637
EXPENSES
Investment advisory	649,915	1,300,130	102,580
Rating agency	29,019	29,019	29,033
Professional	28,990	31,193	30,333
Accounting services	25,709	38,107	6,288
Transfer agent	14,126	14,505	13,604
Directors and Officer	6,256	11,601	1,425
Registration	4,293	4,283	4,293
Printing and postage	3,985	4,268	2,080
Custodian	1,508	3,362	731
Reorganization	145	—	145
Liquidity fees	—	282,092	—
Remarketing fees on Preferred Shares	—	43,994	—
Miscellaneous	6,231	7,557	6,153
Total expenses excluding interest expense, fees and amortization of offering costs	770,177	1,770,111	196,665
Interest expense, fees and amortization of offering costs(a)	1,904,900	3,376,961	237,707
Total expenses	2,675,077	5,147,072	434,372
Less:
Fees waived and/or reimbursed by the Manager	(65,941)	(14,394)	(20,995)
Total expenses after fees waived and/or reimbursed	2,609,136	5,132,678	413,377
Net investment income	2,900,159	5,025,234	292,260
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(249,417)	(960,055)	(42,463)
Futures contracts	—	(1,231,037)	(47,990)
	(249,417)	(2,191,092)	(90,453)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(451,689)	(6,249,425)	(294,717)
Investments — affiliated	(1)	—	1
Futures contracts	—	412,891	22,823
	(451,690)	(5,836,534)	(271,893)
Net realized and unrealized loss	(701,107)	(8,027,626)	(362,346)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$2,199,052	$(3,002,392)	$(70,086)
(a) Related to TOB Trusts and/or VRDP Shares.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	MUJ		MHN
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$12,359,098	$23,629,881	$6,446,875	$11,494,031
Net realized loss	(2,711,365)	(3,022,708)	(2,404,306)	(10,761,140)
Net change in unrealized appreciation (depreciation)	(6,262,582)	9,068,337	(7,670,710)	12,616,625
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	3,385,151	29,675,510	(3,628,141)	13,349,516
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(16,806,491)(b)	(26,027,060)	(8,860,800)(b)	(12,758,370)
Return of capital	—	(3,273,377)	—	(1,902,330)
Decrease in net assets resulting from distributions to Common Shareholders	(16,806,491)	(29,300,437)	(8,860,800)	(14,660,700)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(5,349,075)	—	(2,806,910)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(13,421,340)	(4,974,002)	(12,488,941)	(4,118,094)
Beginning of period	694,873,680	699,847,682	366,016,142	370,134,236
End of period	$681,452,340	$694,873,680	$353,527,201	$366,016,142

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	MIY		MYN
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$6,512,896	$12,154,801	$8,048,783	$14,341,840
Net realized loss	(506,933)	(1,852,625)	(2,840,069)	(12,734,540)
Net change in unrealized appreciation (depreciation)	(7,028,497)	8,021,641	(9,719,157)	17,028,861
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(1,022,534)	18,323,817	(4,510,443)	18,636,161
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(9,008,037)(b)	(13,485,030)	(11,233,432)(b)	(15,932,038)
Return of capital	—	(1,310,905)	—	(2,555,616)
Decrease in net assets resulting from distributions to Common Shareholders	(9,008,037)	(14,795,935)	(11,233,432)	(18,487,654)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(2,750,841)	—	(3,787,717)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	(10,030,571)	777,041	(15,743,875)	(3,639,210)
Beginning of period	378,949,766	378,172,725	449,340,599	452,979,809
End of period	$368,919,195	$378,949,766	$433,596,724	$449,340,599

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	MPA		BNY
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$2,900,159	$4,888,070	$5,025,234	$8,898,849
Net realized loss	(249,417)	(2,540,557)	(2,191,092)	(9,050,293)
Net change in unrealized appreciation (depreciation)	(451,690)	4,005,501	(5,836,534)	10,904,506
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	2,199,052	6,353,014	(3,002,392)	10,753,062
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(5,128,053)(b)	(5,803,582)	(6,993,960)(b)	(9,884,014)
Return of capital	—	(1,403,077)	—	(1,373,067)
Decrease in net assets resulting from distributions to Common Shareholders	(5,128,053)	(7,206,659)	(6,993,960)	(11,257,081)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(809,297)	—	(1,898,566)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(2,929,001)	(1,662,942)	(9,996,352)	(2,402,585)
Beginning of period	168,804,078	170,467,020	290,554,029	292,956,614
End of period	$165,875,077	$168,804,078	$280,557,677	$290,554,029

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BHV
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$292,260	$461,167
Net realized loss	(90,453)	(583,682)
Net change in unrealized appreciation (depreciation)	(271,893)	812,996
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(70,086)	690,481
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(452,649)(b)	(612,122)
Return of capital	—	(59,174)
Decrease in net assets resulting from distributions to Common Shareholders	(452,649)	(671,296)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(158,886)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(522,735)	(139,701)
Beginning of period	19,816,516	19,956,217
End of period	$19,293,781	$19,816,516

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited)
Six Months Ended January 31, 2025

	MUJ	MHN	MIY	MYN
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$3,385,151	$(3,628,141)	$(1,022,534)	$(4,510,443)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	104,468,086	102,953,057	67,473,800	116,880,953
Purchases of long-term investments	(114,010,884)	(95,560,438)	(74,253,472)	(109,650,423)
Net proceeds from sales (purchases) of short-term securities	16,343,491	(3,842,026)	8,192,145	(2,643,414)
Amortization of premium and accretion of discount on investments and other fees	(428,702)	369,308	991,790	359,213
Net realized loss on investments	2,711,365	866,955	506,933	978,888
Net unrealized depreciation on investments	6,262,582	8,181,736	7,028,497	10,342,452
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	70,679	4,750	12,058	3,908
Interest — unaffiliated	207,858	(86,509)	(185,473)	(162,291)
Variation margin on futures contracts	—	(112,032)	—	(135,674)
Prepaid expenses	(366,911)	(219,846)	32,018	(60,131)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	35,374	23,498	23,496	25,863
Custodian fees	2,924	1,872	1,636	2,148
Interest expense and fees	(36,743)	(2,980)	—	(17,587)
Investment advisory fees	(3,420)	(4,405)	(3,256)	6,974
Directors’ and Officer’s fees	9,205	(17,240)	(1)	(19,829)
Other accrued expenses	278,844	71,498	(1,401)	(471)
Professional fees	(13,537)	(10,754)	(15,367)	(12,966)
Proxy fees	—	(48,229)	—	(63,206)
Reorganization costs	—	543	—	633
Transfer agent fees	(16,569)	207	(1,643)	1,859
Variation margin on futures contracts	—	(223,337)	—	(272,168)
Net cash provided by operating activities	18,898,793	8,717,487	8,779,226	11,054,288
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(16,593,751)	(8,618,867)	(8,776,319)	(10,965,240)
Repayments of TOB Trust Certificates	(2,385,000)	—	—	—
Increase (decrease) in bank overdraft	54,898	(6,196)	(8,629)	10,937
Amortization of deferred offering costs	25,060	10,576	5,722	11,015
Net cash used for financing activities	(18,898,793)	(8,614,487)	(8,779,226)	(10,943,288)
CASH
Net increase in restricted and unrestricted cash	—	103,000	—	111,000
Restricted and unrestricted cash at beginning of period	—	702,000	—	856,000
Restricted and unrestricted cash at end of period	$—	$805,000	$—	$967,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$8,082,977	$4,535,712	$4,721,139	$5,305,104
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	—	805,000	—	967,000
	$—	$805,000	$—	$967,000
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited) (continued)
Six Months Ended January 31, 2025

	MPA	BNY	BHV
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$2,199,052	$(3,002,392)	$(70,086)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	31,712,482	77,716,537	990,215
Purchases of long-term investments	(37,133,971)	(76,685,688)	(618,282)
Net proceeds from sales (purchases) of short-term securities	601,950	1,886,326	(224,431)
Amortization of premium and accretion of discount on investments and other fees	23,766	247,873	(17,441)
Net realized loss on investments	249,417	960,055	42,463
Net unrealized depreciation on investments	451,690	6,249,425	294,716
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	3,853	12,578	370
Interest — unaffiliated	(140,791)	9,004	(15,084)
Variation margin on futures contracts	—	(90,188)	—
Prepaid expenses	(47,637)	(297,510)	33,218
Increase (Decrease) in Liabilities
Payables
Accounting services fees	12,776	18,895	3,116
Custodian fees	774	1,695	376
Interest expense and fees	53,236	(272)	—
Investment advisory fees	20,995	(3,229)	(257)
Directors’ and Officer’s fees	499	2,292	640
Other accrued expenses	(655)	121,469	238
Printing and postage fees	—	—	109
Professional fees	(18,999)	(17,944)	(240)
Proxy fees	(49,698)	(80,465)	—
Reorganization costs	—	1,310	—
Transfer agent fees	2,553	(3,757)	1,795
Variation margin on futures contracts	—	(181,361)	(5,692)
Net cash provided by (used for) operating activities	(2,058,708)	6,864,653	415,743
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(5,128,054)	(6,801,024)	(433,590)
Proceeds from TOB Trust Certificates	7,182,973	—	—
Decrease in bank overdraft	(8,047)	(5,553)	(1,701)
Amortization of deferred offering costs	11,836	10,924	1,548
Net cash provided by (used for) for financing activities	2,058,708	(6,795,653)	(433,743)
CASH
Net increase (decrease) in restricted and unrestricted cash	—	69,000	(18,000)
Restricted and unrestricted cash at beginning of period	—	572,000	18,000
Restricted and unrestricted cash at end of period	$—	$641,000	$—
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,839,828	$3,366,309	$236,159
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	—	641,000	—
	$—	$641,000	$—
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	MUJ
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$13.07	$13.03	$13.58	$16.29	$15.83	$15.95
Net investment income(a)	0.23	0.44	0.48	0.64	0.73	0.69
Net realized and unrealized gain (loss)	(0.17)	0.15	(0.49)	(2.59)	0.48	(0.16)
Net increase (decrease) from investment operations	0.06	0.59	(0.01)	(1.95)	1.21	0.53
Distributions to Common Shareholders(b)
From net investment income	(0.32)(c)	(0.49)	(0.45)	(0.76)	(0.75)	(0.65)
Return of capital	—	(0.06)	(0.09)	—	—	—
Total distributions to Common Shareholders	(0.32)	(0.55)	(0.54)	(0.76)	(0.75)	(0.65)
Net asset value, end of period	$12.81	$13.07	$13.03	$13.58	$16.29	$15.83
Market price, end of period	$11.38	$11.57	$11.20	$13.36	$15.63	$14.21
Total Return Applicable to Common Shareholders(d)
Based on net asset value	0.68%(e)	5.34%	0.52%	(12.14)%	8.22%	3.98%
Based on market price	1.03%(e)	8.49%	(12.17)%	(9.91)%	15.67%	3.17%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.43%(g)	3.68%	3.17%	1.77%(h)	1.44%	2.14%
Total expenses after fees waived and/or reimbursed	3.40%(g)	3.64%	3.17%	1.74%(h)	1.44%	2.14%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	1.09%(g)	0.86%	0.89%	0.95%(h)	0.89%	0.92%
Net investment income to Common Shareholders	3.54%(g)	3.45%	3.71%	4.37%	4.59%	4.39%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$681,452	$694,874	$699,848	$740,380	$490,103	$476,309
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$417,100	$417,100	$417,100	$417,100	$237,100	$237,100
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$257,017 (k)	$259,234 (k)	$259,361 (k)	$245,762 (k)	$306,707 (l)	$300,890 (l)
TOB Trust Certificates, end of period (000)	$16,900	$19,285	$22,060	$90,838	$61,534	$71,300
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$65,963	$58,624	$51,599	$13,734	N/A	N/A
Portfolio turnover rate	9%	14%	17%	20%	10%	13%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs, would have been 1.71%, 1.70% and 0.92%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	0.86%	0.85%	0.88%	0.94%	0.88%	0.91%

(k)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MHN
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$12.10	$12.12	$12.58	$15.21	$14.92	$15.31	$14.27
Net investment income(a)	0.21	0.38	0.41	0.51	0.63	0.60	0.55
Net realized and unrealized gain (loss)	(0.33)	0.08	(0.43)	(2.56)	0.31	(0.43)	1.02
Net increase (decrease) from investment operations	(0.12)	0.46	(0.02)	(2.05)	0.94	0.17	1.57
Distributions to Common Shareholders(b)
From net investment income	(0.29)(c)	(0.42)	(0.37)	(0.58)	(0.65)	(0.56)	(0.53)
Return of capital	—	(0.06)	(0.07)	—	—	—	—
Total distributions to Common Shareholders	(0.29)	(0.48)	(0.44)	(0.58)	(0.65)	(0.56)	(0.53)
Net asset value, end of period	$11.69	$12.10	$12.12	$12.58	$15.21	$14.92	$15.31
Market price, end of period	$10.38	$10.77	$10.44	$11.23	$14.74	$13.79	$13.74
Total Return Applicable to Common Shareholders(d)
Based on net asset value	(0.73)%(e)	4.61%	0.53%	(13.49)%(e)	6.70%	1.54%	11.88%
Based on market price	(0.97)%(e)	8.09%	(3.00)%	(20.31)%(e)	11.88%	4.57%	16.02%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.76%(g)	4.12%(h)	3.52%	1.78%(g)	1.57%	2.15%	2.62%
Total expenses after fees waived and/or reimbursed	3.67%(g)	4.01%(h)	3.43%	1.70%(g)	1.51%	2.09%	2.55%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	1.19%(g)	1.00%(h)	0.95%	0.94%(g)	0.95%	0.94%	0.94%
Net investment income to Common Shareholders	3.53%(g)	3.20%	3.47%	4.05%(g)	4.17%	4.03%	3.82%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$353,527	$366,016	$370,134	$391,737	$473,389	$464,504	$476,549
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,600	$243,600	$243,600	$243,600	$243,600	$243,600	$243,600
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$243,798 (k)	$248,878 (k)	$247,532 (k)	$239,843 (k)	$294,330 (l)	$290,683 (l)	$295,628 (l)
TOB Trust Certificates, end of period (000)	$2,250	$2,250	$7,284	$36,527	$56,376	$63,384	$55,899
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$266,281	$271,826	$85,220	$18,386	N/A	N/A	N/A
Portfolio turnover rate	16%	44%	43%	29%	14%	10%	23%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 4.05%, 3.94% and 0.93%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Expense ratios	0.93%	0.99%	0.94%	0.93%	0.94%	0.93%	0.93%

(k)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MIY
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$13.08	$12.94	$13.56	$16.04	$15.88	$15.70
Net investment income(a)	0.22	0.42	0.42	0.61	0.68	0.63
Net realized and unrealized gain (loss)	(0.25)	0.23	(0.55)	(2.42)	0.14	0.14
Net increase (decrease) from investment operations	(0.03)	0.65	(0.13)	(1.81)	0.82	0.77
Distributions to Common Shareholders(b)
From net investment income	(0.31)(c)	(0.46)	(0.43)	(0.67)	(0.66)	(0.59)
Return of capital	—	(0.05)	(0.06)	—	—	—
Total distributions to Common Shareholders	(0.31)	(0.51)	(0.49)	(0.67)	(0.66)	(0.59)
Net asset value, end of period	$12.74	$13.08	$12.94	$13.56	$16.04	$15.88
Market price, end of period	$11.70	$11.61	$11.12	$13.67	$15.80	$14.24
Total Return Applicable to Common Shareholders(d)
Based on net asset value	0.01%(e)	5.82%	(0.40)%	(11.35)%	5.61%	5.52%
Based on market price	3.47%(e)	9.30%	(15.09)%	(9.28)%	16.02%	4.31%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.37%(g)	3.66%(h)	3.27%	1.66%	1.44%	2.07%
Total expenses after fees waived and/or reimbursed	3.32%(g)	3.62%(h)	3.27%	1.66%	1.44%	2.07%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(i)(j)	0.83%(g)	0.87%(h)	0.91%	0.88%	0.85%	1.20%
Net investment income to Common Shareholders	3.43%(g)	3.28%	3.31%	4.10%	4.32%	4.06%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$368,919	$378,950	$378,173	$400,206	$473,464	$468,752
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$231,900	$231,900	$231,900	$231,900	$231,900	$231,900
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$259,085 (k)	$263,411 (k)	$258,740 (k)	$246,506 (k)	$304,167 (l)	$302,135 (l)
TOB Trust Certificates, end of period (000)	$—	$—	$6,334	$41,267	$41,267	$41,362
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	N/A	N/A	$97,262	$16,309	N/A	N/A
Portfolio turnover rate	12%	27%	37%	22%	7%	9%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 3.64%, 3.60% and 0.85%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	0.83%	0.87%	0.91%	0.88%	0.85%	0.88%

(k)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MYN
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$11.73	$11.70	$12.12	$14.73	$14.52	$14.38
Net investment income(a)	0.21	0.37	0.39	0.52	0.60	0.56
Net realized and unrealized gain (loss)	(0.33)	0.14	(0.39)	(2.53)	0.22	0.10
Net increase (decrease) from investment operations	(0.12)	0.51	—	(2.01)	0.82	0.66
Distributions to Common Shareholders(b)
From net investment income	(0.29)(c)	(0.41)	(0.37)	(0.60)	(0.61)	(0.52)
Return of capital	—	(0.07)	(0.05)	—	—	—
Total distributions to Common Shareholders	(0.29)	(0.48)	(0.42)	(0.60)	(0.61)	(0.52)
Net asset value, end of period	$11.32	$11.73	$11.70	$12.12	$14.73	$14.52
Market price, end of period	$10.10	$10.58	$10.08	$10.94	$14.56	$13.26
Total Return Applicable to Common Shareholders(d)
Based on net asset value	(0.75)%(e)	5.14%	0.64%	(13.74)%	6.10%	5.11%
Based on market price	(1.82)%(e)	10.07%	(3.94)%	(21.23)%	14.84%	4.65%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.24%(g)	3.57%(h)	3.07%	1.59%	1.47%	2.05%
Total expenses after fees waived and/or reimbursed	3.21%(g)	3.54%(h)	3.07%	1.59%	1.47%	2.05%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(i)(j)	0.84%(g)	0.93%(h)	0.89%	1.24%	1.27%	1.21%
Net investment income to Common Shareholders	3.59%(g)	3.26%	3.42%	3.91%	4.17%	3.91%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$433,597	$449,341	$452,980	$479,869	$583,221	$574,856
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$247,700	$247,700	$247,700	$247,700	$247,700	$247,700
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$266,352 (k)	$272,392 (k)	$269,699 (k)	$256,882 (k)	$335,455 (l)	$332,077 (l)
TOB Trust Certificates, end of period (000)	$12,950	$12,950	$19,231	$58,179	$103,573	$111,089
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$53,595	$54,810	$37,423	$13,502	N/A	N/A
Portfolio turnover rate	15%	43%	40%	31%	11%	11%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 3.50%, 3.47% and 0.86%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	0.84%	0.93%	0.89%	0.88%	0.90%	0.89%

(k)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MPA
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$13.04	$13.09	$13.92	$16.64	$16.09	$16.06
Net investment income(a)	0.22	0.38	0.40	0.59	0.69	0.65
Net realized and unrealized gain (loss)	(0.05)	0.13	(0.76)	(2.65)	0.52	(0.05)
Net increase (decrease) from investment operations	0.17	0.51	(0.36)	(2.06)	1.21	0.60
Distributions to Common Shareholders(b)
From net investment income	(0.40)(c)	(0.45)	(0.40)	(0.66)	(0.66)	(0.57)
Return of capital	—	(0.11)	(0.07)	—	—	—
Total distributions to Common Shareholders	(0.40)	(0.56)	(0.47)	(0.66)	(0.66)	(0.57)
Net asset value, end of period	$12.81	$13.04	$13.09	$13.92	$16.64	$16.09
Market price, end of period	$11.83	$12.35	$11.69	$13.54	$16.23	$14.09
Total Return Applicable to Common Shareholders(d)
Based on net asset value	1.47%(e)	4.43%	(2.05)%	(12.45)%	8.09%	4.33%
Based on market price	(1.06)%(e)	10.75%	(10.08)%	(12.69)%	20.40%	3.47%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.14%(g)	3.52%(h)	3.02%	1.63%	1.48%	2.13%
Total expenses after fees waived and/or reimbursed	3.06%(g)	3.47%(h)	3.01%	1.63%	1.48%	2.12%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(i)(j)	0.83%(g)	1.07%(h)	0.95%	1.24%	1.25%	1.23%
Net investment income to Common Shareholders	3.40%(g)	2.94%	3.10%	3.85%	4.24%	4.08%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$165,875	$168,804	$170,467	$185,332	$221,384	$214,155
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$82,600	$82,600	$82,600	$82,600	$82,600	$82,600
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$270,403 (k)	$287,227 (k)	$276,357 (k)	$248,524 (k)	$368,019 (l)	$359,268 (l)
TOB Trust Certificates, end of period (000)	$14,743	$7,560	$14,060	$42,183	$44,012	$54,482
Asset coverage per $1,000 of TOB Trust Certificates, end of period(m)	$17,840	$34,227	$18,983	$7,346	N/A	N/A
Portfolio turnover rate	12%	18%	31%	18%	13%	12%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy and reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 3.33%, 3.28% and 0.88%, respectively.

(i)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(j)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	0.83%	1.07%	0.95%	0.93%	0.92%	0.93%

(k)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BNY
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$12.05	$12.05	$12.51	$15.30	$15.09	$15.09
Net investment income(a)	0.21	0.37	0.40	0.57	0.66	0.61
Net realized and unrealized gain (loss)	(0.34)	0.10	(0.43)	(2.73)	0.28	(0.05)
Net increase (decrease) from investment operations	(0.13)	0.47	(0.03)	(2.16)	0.94	0.56
Distributions to Common Shareholders(b)
From net investment income	(0.29)(c)	(0.41)	(0.36)	(0.63)	(0.73)	(0.56)
Return of capital	—	(0.06)	(0.07)	—	—	—
Total distributions to Common Shareholders	(0.29)	(0.47)	(0.43)	(0.63)	(0.73)	(0.56)
Net asset value, end of period	$11.63	$12.05	$12.05	$12.51	$15.30	$15.09
Market price, end of period	$10.36	$10.71	$10.35	$11.46	$15.49	$14.10
Total Return Applicable to Common Shareholders(d)
Based on net asset value	(0.83)%(e)	4.62%	0.46%	(14.24)%	6.55%	4.12%
Based on market price	(0.61)%(e)	8.26%	(5.81)%	(22.40)%	15.45%	6.30%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.54%(g)	3.93%(h)	3.40%	1.78%	1.74%(i)	2.36%
Total expenses after fees waived and/or reimbursed	3.53%(g)	3.89%(h)	3.40%	1.78%	1.74%(i)	2.36%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(j)(k)	1.21%(g)	1.10%(h)	1.03%	1.03%	1.16%(i)	1.16%
Net investment income to Common Shareholders	3.46%(g)	3.13%	3.37%	4.12%	4.35%	4.06%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$280,558	$290,554	$292,957	$308,308	$376,645	$195,844
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$179,400	$179,400	$179,400	$179,400	$179,400	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$255,150 (l)	$260,678 (l)	$258,872 (l)	$237,449 (l)	$309,947 (m)	$—
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—	$—	$—	$—	$—	$94,500
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—	$—	$—	$—	$—	$307,243 (m)
TOB Trust Certificates, end of period (000)	$1,430	$1,430	$4,998	$44,907	$72,273	$42,523
Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	$322,439	$329,422	$95,444	$11,853	N/A	N/A
Portfolio turnover rate	16%	43%	37%	35%	12%	17%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 3.82%, 3.78% and 0.99%, respectively.

(i)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 1.69%, 1.69% and 1.11%, respectively.

(j)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(k)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Expense ratios	0.99%	1.09%	1.02%	1.02%	1.16%	1.16%

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)
(m)
Calculated by subtracting the Fund’s total liabilities (not including VRDP/VMTP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP/VMTP Shares, and by multiplying the results by 100,000.

(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BHV
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$12.48	$12.44	$13.32	$15.73	$15.38	$15.64	$14.97
Net investment income(a)	0.18	0.29	0.35	0.46	0.54	0.55	0.58
Net realized and unrealized gain (loss)	(0.22)	0.17	(0.85)	(2.37)	0.36	(0.26)	0.74
Net increase (decrease) from investment operations	(0.04)	0.46	(0.50)	(1.91)	0.90	0.29	1.32
Distributions to Common Shareholders(b)
From net investment income	(0.29)(c)	(0.38)	(0.32)	(0.50)	(0.55)	(0.55)	(0.65)
Return of capital	—	(0.04)	(0.06)	—	—	—	—
Total distributions to Common Shareholders	(0.29)	(0.42)	(0.38)	(0.50)	(0.55)	(0.55)	(0.65)
Net asset value, end of period	$12.15	$12.48	$12.44	$13.32	$15.73	$15.38	$15.64
Market price, end of period	$10.94	$11.11	$10.78	$14.41	$18.75	$16.09	$16.54
Total Return Applicable to Common Shareholders(d)
Based on net asset value	(0.15)%(e)	4.38%	(3.42)%	(12.61)%(e)	5.76%	1.87%	8.94%
Based on market price	1.00%(e)	7.23%	(22.64)%	(20.69)%(e)	20.50%	0.77%	4.15%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	4.37%(g)	5.16%(h)	4.43%	2.60%(g)(i)	2.28%	2.86%	3.37%
Total expenses after fees waived and/or reimbursed	4.16%(g)	4.93%(h)	4.20%	2.38%(g)(i)	2.06%	2.64%	3.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs(j)(k)	1.77%(g)	2.22%(h)	1.74%	1.55%(g)(i)	1.43%	1.69%	1.82%
Net investment income to Common Shareholders	2.94%(g)	2.38%	2.82%	3.52%(g)	3.49%	3.63%	3.88%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$19,294	$19,817	$19,956	$21,460	$25,326	$24,728	$25,119
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600	$11,600	$11,600	$11,600	$11,600	$11,600	$11,600
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$266,326 (l)	$270,832 (l)	$246,737 (l)	$246,984 (l)	$318,324 (m)	$313,171 (m)	$316,539 (m)
TOB Trust Certificates, end of period (000)	$—	$—	$2,000	$3,000	$4,876	$4,876	$5,396
Asset coverage per $1,000 of TOB Trust Certificates, end of period(n)	N/A	N/A	$16,755	$12,003	N/A	N/A	N/A
Portfolio turnover rate	2%	46%	31%	39%	10%	28%	17%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after feeswaived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs would have been 4.68%, 4.45% and 1.74%, respectively.

(i)
Audit and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.62%, 2.40% and 1.57%, respectively.

(j)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(k)	The total expense ratio after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees as follows:

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Expense ratios	1.77%	2.22%	1.74%	1.55%	1.43%	1.40%	1.42%

(l)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(m)
Calculated by subtracting the Fund’s total liabilities (not including VRDP Shares) from the Fund’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Fund’s total liabilities (not including
VRDP Shares and TOBs) from the Fund’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:
Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	MUJ	Maryland	Non-diversified
BlackRock MuniHoldings New York Quality Fund, Inc.	MHN	Maryland	Non-diversified
BlackRock MuniYield Michigan Quality Fund, Inc.	MIY	Maryland	Non-diversified
BlackRock MuniYield New York Quality Fund, Inc.	MYN	Maryland	Non-diversified
BlackRock MuniYield Pennsylvania Quality Fund	MPA	Massachusetts	Non-diversified
BlackRock New York Municipal Income Trust	BNY	Delaware	Diversified
BlackRock Virginia Municipal Bond Trust	BHV	Delaware	Non-diversified
The Boards of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note 10.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Directors and Officer expense on the Statements of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’ s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’ s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. MIY’s, MYN’s and MPA’s management believes that a fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions.Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
MUJ	$ 289,960	$ 38,642	$ 8,682	$ 337,284
MHN	36,002	4,310	1,135	41,447
MYN	207,214	24,429	6,528	238,171
MPA	179,220	24,997	7,234	211,451
BNY	23,022	2,595	936	26,553

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2025, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUJ	$ 27,535,252	$ 16,899,999	2.26% — 2.37%	$ 17,827,499	3.75%
MHN	4,603,532	2,250,000	2.28	2,250,000	3.65
MYN	26,496,229	12,949,999	2.28	12,949,999	3.64
MPA	33,911,585	14,742,973	2.28 — 2.37	11,643,094	3.60
BNY	2,568,227	1,430,000	2.30	1,430,000	3.68

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2025, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2025.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund, except BNY and BHV, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	MUJ	MHN	MIY	MYN	MPA
Investment advisory fees	0.50%	0.55%	0.49%	0.50%	0.49%
For purposes of calculating these fees, for each Fund except for BNY and BHV, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For such services, BNY and BHV, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Fund’s managed assets:
	BNY	BHV
Investment advisory fees	0.55%	0.65%
For purposes of calculating these fees, for BNY and BHV, “managed assets” are determined as total assets of the Fund (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
Expense Waivers and Reimbursements:  With respect to BHV, the Manager voluntarily agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.13% of the Fund’s average weekly managed assets. This voluntary waiver may be reduced or discontinued at any time. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. During the six months ended January 31, 2025, the Manager waived $20,516 pursuant to this agreement.
With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
MUJ	$ 16,209
MHN	3,734
MIY	6,043
MYN	3,150
MPA	2,222
BNY	2,422
BHV	479
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended January 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager, for MHN, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025 the waiver was $140,225.
With respect to each Fund, the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Fund’s outstanding preferred shares for each month in which the monthly dividend on the Fund’s preferred shares exceeds the calculated value of the Fund’s gross monthly income attributable to investments from the proceeds of the preferred shares (determined by multiplying the Fund’s gross monthly income by the ratio of (i) the liquidation preference of any outstanding preferred shares to (ii) total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This voluntary waiver may be reduced or discontinued at any time without notice. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
MUJ	$ 66,573
MHN	20,449
MIY	83,340
MYN	70,145
MPA	63,719
BNY	11,972
BHV	—
Directors and Officers:  Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
MUJ	$ 112,998,534	$ 104,473,086
MHN	92,575,234	105,857,220

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Fund Name	Purchases	Sales
MIY	$ 79,527,682	$ 68,476,458
MYN	106,133,437	120,334,689
MPA	36,468,238	31,747,482
BNY	74,368,104	82,096,221
BHV	618,282	1,175,215
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of July 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards
MUJ	$ (49,322,647)
MHN	(68,794,083)
MIY	(36,216,301)
MYN	(75,473,378)
MPA	(16,927,552)
BNY	(48,957,590)
BHV	(3,292,878)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MUJ	$ 1,098,462,695	$ 20,310,895	$ (25,745,193)	$ (5,434,298)
MHN	581,475,435	14,255,084	(6,030,357)	8,224,727
MIY	599,725,103	6,093,474	(5,833,381)	260,093
MYN	662,961,707	17,273,514	(7,223,480)	10,050,034
MPA	248,585,969	3,697,153	(5,047,657)	(1,350,504)
BNY	446,649,039	10,316,475	(4,795,309)	5,521,166
BHV	30,077,552	699,600	(275,825)	423,775
9.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Illiquidity Risk: Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which a Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
10.
 CAPITAL SHARE TRANSACTIONS
MPA, BNY and BHV are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. MUJ, MHN, MIY and MYN are authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10, except for BNY and BHV for which it is $0.001. The par value for MUJ’s, MHN’s, MIY’s and MYN’s Preferred Shares outstanding is $0.10. The par value for MPA’s Preferred Shares outstanding is $0.05. The par value for BNY’s and BHV’s Preferred Shares outstanding is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders. MPA is authorized to issue 1 million Preferred Shares.
Common Shares
For the six months ended January 31, 2025, shares issued and outstanding remained constant for all Funds.
The Funds participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through November 30, 2024, each Fund could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Fund’s NAV. The Repurchase Program expired on November 30, 2024 and was not renewed. For the period ended November 30, 2024, the Funds did not repurchase any shares.
The total cost of the shares repurchased is reflected in each Fund’s  Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs, were as follows:
	MUJ
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	507,049	5,349,075

	MHN
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	293,363	2,806,910

	MIY
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	267,446	2,750,841

	MYN
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	408,538	3,787,717

	MPA
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	75,192	809,297

	BNY
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	201,069	1,898,566
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	BHV
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	16,336	158,886
Preferred Shares
A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
VRDP Shares
Each Fund (for purposes of this section, each a “VRDP Fund”) has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:
Fund Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MUJ	06/30/11	1,727	$ 172,700,000	07/01/41
	04/13/15	644	64,400,000	07/01/41
	04/11/22	1,800	180,000,000	07/01/41
MHN	06/30/11	2,436	243,600,000	07/01/41
MIY	04/21/11	1,446	144,600,000	05/01/41
	09/14/15	873	87,300,000	05/01/41
MYN	04/21/11	2,477	247,700,000	05/01/41
MPA	05/19/11	663	66,300,000	06/01/41
	04/13/15	163	16,300,000	06/01/41
BNY	03/31/21	945	94,500,000	03/31/51
	04/12/21	849	84,900,000	03/31/51
BHV	06/14/12	116	11,600,000	07/01/42
Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:
	MUJ	MHN	MIY	MYN	MPA	BNY	BHV
Expiration date	11/29/25	11/29/25	07/06/25	07/06/25	07/06/25	11/29/25	07/06/25
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.  During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Ratings: As of period end, the VRDP Shares were assigned the following ratings:
Fund Name	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	Fitch Ratings, Inc. Long-Term Ratings	S&P Global Short-Term Ratings
MUJ	Aa2	P-1	AA	A-1
MHN	Aa2	P-1	AA	A-1
MIY	Aa2	N/A	AA	N/A
MYN	Aa2	N/A	AA	N/A
MPA	Aa2	N/A	AA	N/A
BNY	Aa2	P-1	AA	A-1
BHV	Aa2	N/A	AA	N/A
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Special Rate Period:   A VRDP Fund has commenced a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. As of period end, the following VRDP Funds have commenced/are set to commence a special rate period:
Fund Name	Commencement Date	Expiration Date as of Period Ended 01/31/25
MIY	06/25/20	06/18/25
MYN	06/22/22	06/18/25
MPA	06/22/22	06/18/25
BHV	06/25/20	06/18/25
The following VRDP Funds were in a special rate period that terminated during the reporting period:
Fund Name	Commencement Date	Termination Date
MUJ	04/17/14	11/06/24
MHN	04/17/14	11/06/24
BNY	03/31/21	11/13/24
Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.
During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.
Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the six months ended January 31, 2025, the annualized dividend rate for the VRDP Shares were as follows:
	MUJ	MHN	MIY	MYN	MPA	BNY	BHV
Dividend rates	3.67%	3.66%	4.04%	4.04%	4.04%	3.69%	4.04%
For the six months ended January 31, 2025, VRDP Shares issued and outstanding of each VRDP Fund remained constant.
Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of any upfront fees paid by a VRDP Fund to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Fund Name	Dividends	Deferred Offering Costs Amortization
MUJ	$ 7,708,950	$ 25,060
MHN	4,491,285	10,576
MIY	4,721,139	5,722
MYN	5,049,346	11,015
MPA	1,681,613	11,836
BNY	3,339,484	10,924
BHV	236,159	1,548
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Funds declared and paid or will pay distributions to Common Shareholders as follows:
Fund Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
MUJ	02/03/25	02/14/25	03/03/25	$ 0.054000
	03/03/25	03/14/25	04/01/25	0.054000
MHN	02/03/25	02/14/25	03/03/25	0.051500
	03/03/25	03/14/25	04/01/25	0.051500
MIY	02/03/25	02/14/25	03/03/25	0.054500
	03/03/25	03/14/25	04/01/25	0.054500
MYN	02/03/25	02/14/25	03/03/25	0.051200
	03/03/25	03/14/25	04/01/25	0.051200
MPA	02/03/25	02/14/25	03/03/25	0.066000
	03/03/25	03/14/25	04/01/25	0.066000
BNY	02/03/25	02/14/25	03/03/25	0.051000
	03/03/25	03/14/25	04/01/25	0.051000
BHV	02/03/25	02/14/25	03/03/25	0.051500
	03/03/25	03/14/25	04/01/25	0.051500
The Funds declared and paid or will pay distributions to Preferred Shareholders as follows:
	Preferred Shares(a)
Fund Name	Shares	Series	Declared
MUJ	VRDP	W-7	$ 880,481
MHN	VRDP	W-7	510,492
MIY	VRDP	W-7	621,174
MYN	VRDP	W-7	663,497
MPA	VRDP	W-7	221,255
BNY	VRDP	W-7	375,954
BHV	VRDP	W-7	31,072

(a)	Dividends declared for period February 1, 2025 to February 28, 2025.

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information

Fund Certification
The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Funds do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Fund management will consider ESG factors as part of the investment process for the Funds. Fund management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Funds’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Funds’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Funds’ exposure to certain companies or industries. While Fund management views ESG considerations as having the potential to contribute to the Funds’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since July 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Fund.
Except if noted otherwise herein, there were no changes to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Funds will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.
Additional Information

Additional Information (continued)

Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Directors of the Funds has delegated the voting of proxies for the Funds’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Funds. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Fund Updates
BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
VRDP Liquidity Provider
Bank of America, N.A.(a)
New York, NY 10036
The Toronto-Dominion Bank(b)
New York, NY 10019
VRDP Remarketing Agent
BofA Securities, Inc.(a)
New York, NY 10036
TD Securities (USA) LLC(b)
New York, NY 10019
VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
(a) For MUJ, MHN and BNY.
(b) For MIY, MYN, MPA and BHV.

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
TA	Tax Allocation

2025 BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
MY7-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report.

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: March 24, 2025